As filed with the Securities and Exchange Commission on August 23, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices - Zip Code)
Registrant’s telephone number, including area code: (212) 476-8800

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders.
(a)	Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
Advisers Management Trust
International Equity Portfolio
I Class Shares
S Class Shares

Semi-Annual Report
June 30, 2022
F0324 08/22

International Equity Portfolio Commentary (Unaudited)
The Neuberger Berman Advisers Management Trust International Equity Portfolio Class S posted a total return of -25.84% for the six-month period ended June 30, 2022 (the reporting period), trailing the -19.57% total return of its benchmark, the MSCI EAFE® Index (Net) (the Index) for the same period. (Performance for all share classes is provided in the table immediately following this letter.)
Investor angst caused losses across global equity markets this reporting period. Key concerns included inflation—and whether interest rate hikes aimed at containing it would slow economies too far, the war in Ukraine, and persistent supply chain disruptions, including from China’s Zero-COVID-19 policy. The Index slightly outperformed the S&P 500® Index during this reporting period, and the MSCI Emerging Markets Index, although also negative, narrowly outperformed both the Index and the S&P 500.
Within the Index, the Energy sector closed up on post-shutdown demand and commodity price inflation while all other sectors declined. Within those, the more relatively defensive Communications Services and Health Care sectors outperformed and declined the least. All EAFE country markets declined, with Hong Kong, Portugal and Norway outperforming on single-digit losses. The Information Technology (IT), Industrials and Consumer Discretionary sectors lost the most value as investors’ concerns increased, and by country, Ireland, Austria, and Sweden lagged the most.
The Fund faced a headwind this period given our Quality-At-A-Reasonable-Price discipline, as a nervous market eschewed quality and growth for value. As such, stock selection drove much of our relative underperformance. Materials, Health Care, and Consumer Staples holdings lagged the most, and by country, holdings based in the UK, Japan and Hong Kong detracted the most.
Techtronic, the Hong Kong listed power tool manufacturer, was a key detractor, declining on concerns about slowing U.S. housing demand and retail/DIY spending amid rate hikes. Sony, the Japanese entertainment name, sank on concerns that global inflation could cause lower consumer spending. We continue to own both names.
The Fund’s IT holdings outperformed relative to the Index’s IT stocks, and an overweight to Health Care and underweight to Consumer Discretionary versus the Index helped relative performance. By country, stocks based in Switzerland and Sweden, and an allocation to non-EAFE Canada added the most relative value.
We sold top contributor, Norwegian online bank Sbanken, which was acquired by a Scandinavian competitor, and improved sentiment benefited another top contributor, Hong Kong-listed insurer AIA Group as face-to-face business transactions increased post shutdowns.
Looking forward, we believe the worst of the rotation to value may be over for now, as markets tend to favor quality when recession fears rise. While slower growth may appear inevitable, we believe there are some offsetting forces. The resilience of the service sector is one. Government support and savings built up during the pandemic may also help.
We believe higher energy prices (and potential supply disruptions) are the key risk. Energy prices have played a larger role in consumer price inflation in Europe than in the U.S., and the effects are spreading, which will pressure corporate margins and household purchasing power.
Earnings have remained steady thus far, but should they succumb to pressures, we believe stocks will likely be vulnerable to further declines. Given seismic events such as the pandemic and the war in Ukraine, it is our duty to be open-minded to a changing landscape, so the team has been vigorously stress-testing the portfolio for a, potentially recessionary, higher inflation and interest rate environment.
We incrementally added to companies with pricing power within defensive areas such as Health Care and Consumer Staples during the reporting period. We also began to build some Energy exposure. In Japan, we continued adding automation names that could be longer-term beneficiaries of reshoring and tight labor markets.
1

International Equity Portfolio Commentary (Unaudited)
Our goal is to strike the right balance, within our guidelines, for any scenario. Although performance during the reporting period has been poor in relative terms, we believe our investment philosophy and disciplined, repeatable investment process will continue to generate attractive risk-adjusted returns over the long term.
Sincerely,
Elias Cohen
Portfolio Manager
 Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.
The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund’s portfolio manager. The opinions are as of the date of this report and are subject to change without notice.
2

International Equity Portfolio (Unaudited)

PERFORMANCE HIGHLIGHTS
	Inception Date	Six Month Period Ended 06/30/2022	Average Annual Total Return Ended 06/30/2022
			1 Year	5 Years	10 Years	Life of Fund
At NAV
Class I2	01/30/2018	-25.64%	-23.14%	2.50%	5.24%	4.18%
Class S	04/29/2005	-25.84%	-23.58%	2.04%	5.00%	4.04%
Index
MSCI EAFE® Index (Net)[1,3]		-19.57%	-17.77%	2.20%	5.40%	4.17%
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.
The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC (“NBIA”) had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class’s returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.
As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2021 were 1.45% and 1.78% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 1.02% and 1.54% after expense reimbursements and/or fee waivers for Class I and Class S shares, respectively. The expense ratios for the semi-annual period ended June 30, 2022 can be found in the Financial Highlights section of this report.
3

Endnotes (Unaudited)

1	The date used to calculate Life of Fund performance for the index is April 29, 2005, the inception date of Class S shares, the Fund’s oldest share class.
2	Performance shown prior to January 30, 2018, for Class I shares is that of Class S shares, which has higher expenses and correspondingly lower returns than Class I shares.
3
The MSCI EAFE® Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the
United States and Canada. The index consists of the following 21 developed market country indexes: Australia,
Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Please note that the index described in this report does not take into account any fees, expenses or tax consequences of investing in the individual securities that it tracks (except the withholding taxes noted above), and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by
Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).
Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans. Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.
The “Neuberger Berman” name and logo and “Neuberger Berman Investment Advisers LLC” name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.
© 2022 Neuberger Berman BD LLC, distributor. All rights reserved.
4

Information About Your Fund’s Expenses (Unaudited)
As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.
This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2022 and held for the entire period. The table illustrates the Fund’s costs in two ways:
Actual Expenses and Performance:
The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund’s actual performance during the period indicated.
You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled
“Expenses Paid During the Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL EQUITY PORTFOLIO
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period	Expense
Actual	1/1/22	6/30/22	1/1/22 – 6/30/22	Ratio
Class I	$1,000.00	$743.60	$4.37(a)	1.01%
Class S	$1,000.00	$741.60	$6.52(a)	1.51%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,019.79	$5.06(b)	1.01%
Class S	$1,000.00	$1,017.31	$7.55(b)	1.51%

(a)
For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)
Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period
(assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

5

Legend June 30, 2022 (Unaudited)
International Equity Portfolio

Counterparties:
SSB	= State Street Bank and Trust Company
Other Abbreviations:
ADR	= American Depositary Receipt
Management or NBIA	= Neuberger Berman Investment Advisers LLC
6

Schedule of Investments International Equity Portfolio^ (Unaudited)
June 30, 2022

Number of Shares		Value
Common Stocks 97.4%
Austria 1.2%
9,226	BAWAG Group AG	$388,282(a)
Belgium 0.6%
9,852	Azelis Group NV	215,574(b)
Canada 1.7%
18,655	Softchoice Corp.	326,230(b)
3,502	Toronto-Dominion Bank	229,649
		555,879
China 1.5%
1,553	NXP Semiconductors NV	229,890
20,700	Shenzhou International Group Holdings Ltd.	250,744
		480,634
Finland 1.3%
48,404	Nordea Bank Abp	425,852
France 7.5%
1,921	Air Liquide SA	257,920
2,387	Arkema SA	212,424
10,646	Bureau Veritas SA	272,776(b)
15,842	Exclusive Networks SA	246,368*
1,024	Kering SA	525,927
3,763	Pernod-Ricard SA	691,284
743	Teleperformance	228,371
		2,435,070
Germany 11.7%
2,388	adidas AG	422,323
5,860	Beiersdorf AG	598,623
7,193	Brenntag SE	468,104
2,770	Deutsche Boerse AG	463,290
6,620	HelloFresh SE	214,020*
18,079	QIAGEN NV	853,329*
603	SAP SE	54,932
5,068	SAP SE ADR	459,769
5,333	Stabilus SA	260,714
		3,795,104
Hong Kong 3.5%
48,400	AIA Group Ltd.	524,599
57,800	Techtronic Industries Co. Ltd.	602,912
		1,127,511
Ireland 5.3%
15,364	CRH PLC	528,161
6,959	Kerry Group PLC Class A	666,114
15,433	Smurfit Kappa Group PLC	518,830
		1,713,105
Number of Shares		Value
Italy 0.6%
22,607	Nexi SpA	$187,254*(a)
Japan 14.7%
3,500	As One Corp.	138,009
1,100	Disco Corp.	261,055
3,700	Fujitsu Ltd.	462,636
5,800	Koito Manufacturing Co. Ltd.	184,029
9,900	MISUMI Group, Inc.	208,682
18,900	Olympus Corp.	379,797
11,000	Otsuka Corp.	326,319
28,600	SCSK Corp.	483,974
800	SMC Corp.	356,545
9,900	Sony Group Corp.	809,556
25,600	TechnoPro Holdings, Inc.	512,641
22,100	Terumo Corp.	665,867
		4,789,110
Netherlands 6.1%
5,411	AerCap Holdings NV	221,526*
624	ASML Holding NV	298,090
5,457	Heineken NV	497,524
1,756	Koninklijke DSM NV	252,291
427	Koninklijke Philips NV	9,198
14,775	Shell PLC	383,813
16,150	Universal Music Group NV	323,831
		1,986,273
Singapore 1.5%
22,543	DBS Group Holdings Ltd.	481,592
Sweden 1.6%
7,535	Autoliv, Inc.	539,280
Switzerland 12.5%
6,780	Julius Baer Group Ltd.	312,776
666	Lonza Group AG	355,098
13,430	Novartis AG	1,137,396
3,035	Roche Holding AG	1,012,726
23,351	SIG Group AG	514,155
1,018	Sonova Holding AG	324,173
25,723	UBS Group AG	414,683
		4,071,007
United Kingdom 22.0%
23,258	Bunzl PLC	769,803
20,159	Compass Group PLC	412,265
9,026	DCC PLC	560,135
18,576	Diageo PLC	798,337
11,536	Experian PLC	337,869
9,865	Fevertree Drinks PLC	146,506
780,518	Lloyds Banking Group PLC	401,998
8,868	London Stock Exchange Group PLC	823,876
140,497	Petershill Partners PLC	367,708(a)
34,829	Prudential PLC	430,757
See Notes to Financial Statements
7

Schedule of Investments International Equity Portfolio^ (Unaudited) (cont’d)
Number of Shares		Value
United Kingdom – cont'd
27,153	RELX PLC	$ 735,768
12,976	Savills PLC	159,852
30,483	Smith & Nephew PLC	425,802
15,297	St. James's Place PLC	205,297
15,111	Travis Perkins PLC	177,986
4,418	Unilever PLC	200,565
12,011	Weir Group PLC	199,284
		7,153,808
United States 4.1%
2,173	Aon PLC Class A	586,015
3,311	Ferguson PLC	370,321
3,308	Schneider Electric SE	391,381
		1,347,717
Total Common Stocks (Cost $35,818,801)		31,693,052
Number of Shares		Value

Short-Term Investments 2.0%
Investment Companies 2.0%
110,409	State Street Institutional Treasury Money Market Fund Premier Class, 1.04%(c)	$ 110,409
528,860	State Street Navigator Securities Lending Government Money Market Portfolio, 1.55%(c)	528,860(d)
Total Short-Term Investments (Cost $639,269)		639,269
Total Investments 99.4% (Cost $36,458,070)		32,332,321
Other Assets Less Liabilities 0.6%		206,289
Net Assets 100.0%		$32,538,610

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at
June 30, 2022 amounted to $943,244, which represents 2.9% of net assets of the Fund.

(b)
The security or a portion of this security is on loan at June 30, 2022. Total value of all such securities at June 30,
2022 amounted to $793,960, collateralized by cash collateral of $528,860 and non-cash (U.S. Treasury Securities)
collateral of $335,133 for the Fund (see Note A of the Notes to Financial Statements).

(c)	Represents 7-day effective yield as of June 30, 2022.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Financial Statements
8

Schedule of Investments International Equity Portfolio^ (Unaudited) (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Capital Markets	$2,587,630	8.0%
Trading Companies & Distributors	2,223,314	6.8%
Pharmaceuticals	2,150,122	6.6%
Beverages	2,133,651	6.6%
Professional Services	2,087,425	6.4%
Banks	1,927,373	5.9%
Health Care Equipment & Supplies	1,804,837	5.5%
IT Services	1,706,551	5.2%
Machinery	1,628,137	5.0%
Insurance	1,541,371	4.7%
Life Sciences Tools & Services	1,208,427	3.7%
Textiles, Apparel & Luxury Goods	1,198,994	3.7%
Containers & Packaging	1,032,985	3.2%
Household Durables	809,556	2.5%
Personal Products	799,188	2.5%
Semiconductors & Semiconductor Equipment	789,035	2.4%
Auto Components	723,309	2.2%
Chemicals	722,635	2.2%
Food Products	666,114	2.1%
Industrial Conglomerates	560,135	1.7%
Construction Materials	528,161	1.6%
Software	514,701	1.6%
Hotels, Restaurants & Leisure	412,265	1.3%
Electrical Equipment	391,381	1.2%
Oil, Gas & Consumable Fuels	383,813	1.2%
Electronic Equipment, Instruments & Components	326,230	1.0%
Entertainment	323,831	1.0%
Food & Staples Retailing	214,020	0.7%
Real Estate Management & Development	159,852	0.5%
Health Care Providers & Services	138,009	0.4%
Short-Term Investments and Other Assets—Net	845,558	2.6%
	$32,538,610	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$31,693,052	$—	$—	$31,693,052
Short-Term Investments	—	639,269	—	639,269
Total Investments	$31,693,052	$639,269	$—	$32,332,321

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^
A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements
9

Statement of Assets and Liabilities (Unaudited)
Neuberger Berman Advisers Management Trust
International Equity Portfolio
June 30, 2022
Assets
Investments in securities, at value*† (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$32,332,321
Foreign currency(b)	644,999
Dividends and interest receivable	182,077
Receivable from Management—net (Note B)	8,743
Receivable for Fund shares sold	75
Receivable for securities lending income (Note A)	2,098
Total Assets	33,170,313
Liabilities
Payable to investment manager (Note B)	23,614
Payable for securities purchased	2,431
Payable for Fund shares redeemed	5,755
Payable to trustees	10,465
Payable for cash collateral on loaned securities (Note A)	528,860
Other accrued expenses and payables (Note A)	60,578
Total Liabilities	631,703
Net Assets	$32,538,610
Net Assets consist of:
Paid-in capital	$20,818,215
Total distributable earnings/(losses)	11,720,395
Net Assets	$32,538,610
Net Assets
Class I	$20,261,967
Class S	12,276,643
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	1,668,280
Class S	1,011,102
Net Asset Value, offering and redemption price per share
Class I	$12.15
Class S	12.14
Securities on loan, at value:
Unaffiliated issuers	$793,960
* Cost of Investments:
(a) Unaffiliated issuers	$36,458,070
(b) Total cost of foreign currency	$702,754

See Notes to Financial Statements
10

Statement of Operations (Unaudited)
Neuberger Berman Advisers Management Trust
International Equity Portfolio
For the Six Months Ended June 30, 2022
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$537,389
Interest and other income—unaffiliated issuers	11,493
Income from securities loaned—net	18,589
Foreign taxes withheld	(45,239)
Total income	$522,232
Expenses:
Investment management fees (Note B)	158,423
Administration fees (Note B):
Class I	34,296
Class S	21,618
Distribution fees (Note B):
Class S	18,015
Shareholder servicing agent fees:
Class I	130
Class S	724
Audit fees	20,229
Custodian and accounting fees	47,283
Insurance	1,216
Legal fees	4,024
Shareholder reports	6,267
Trustees' fees and expenses	21,650
Interest	699
Miscellaneous and other fees (Note A)	8,032
Total expenses	342,606
Expenses reimbursed by Management (Note B)	(119,071)
Total net expenses	223,535
Net investment income/(loss)	$298,697
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	519,410
Settlement of foreign currency transactions	(24,788)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(11,929,579)
Foreign currency translations	(69,603)
Net gain/(loss) on investments	(11,504,560)
Net increase/(decrease) in net assets resulting from operations	$(11,205,863)
See Notes to Financial Statements
11

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	International Equity Portfolio
	Six Months Ended	Fiscal Year Ended
	June 30, 2022 (Unaudited)	December 31, 2021
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$298,697	$705,799
Net realized gain/(loss) on investments	494,622	27,412,141
Change in net unrealized appreciation/(depreciation) of investments	(11,999,182)	(15,240,312)
Net increase/(decrease) in net assets resulting from operations	(11,205,863)	12,877,628
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(877,303)
Class S	—	(302,554)
Total distributions to shareholders	—	(1,179,857)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	5,200,000	13,372
Class S	321,108	966,639
Proceeds from reinvestment of dividends and distributions:
Class I	—	877,303
Class S	—	302,554
Payments for shares redeemed:
Class I	(1,324,920)	(58,756,682)
Class S	(737,545)	(2,349,787)
Net increase/(decrease) from Fund share transactions	3,458,643	(58,946,601)
Net Increase/(Decrease) in Net Assets	(7,747,220)	(47,248,830)
Net Assets:
Beginning of period	40,285,830	87,534,660
End of period	$32,538,610	$40,285,830
See Notes to Financial Statements
12

Notes to Financial Statements International Equity Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the “Trust”) is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940
Act”), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust International Equity Portfolio (the “Fund”) is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the “Board”) may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a “—”, reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 “Fair Value Measurement” (“ASC 820”), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to
13

equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund’s daily calculated net asset value (“NAV”) per share (Level 2 inputs).
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business. The Board has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently updating and implementing policies and procedures to ensure compliance with Rule 2a-5 by the September 8, 2022 compliance date.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon
14

as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company (“RIC”) by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2022, the Fund did not have any unrecognized tax positions.
For federal income tax purposes, the estimated cost of investments held at June 30, 2022 was $36,556,338. The estimated gross unrealized appreciation was $1,502,196 and estimated gross unrealized depreciation was $5,729,855 resulting in net unrealized depreciation in value of investments of $7,035,597 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2021, the Fund recorded the following permanent reclassification primarily related to deemed distributions on shareholder redemptions:
Paid-in Capital	Total Distributable Earnings/(Losses)
$12,884,358	$(12,884,358)
The tax character of distributions paid during the years ended December 31, 2021, and December 31, 2020, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$353,049	$852,050	$826,808	$3,769,580	$1,179,857	$4,621,630
As of December 31, 2021, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$2,305,854	$12,911,229	$7,709,175	$—	$—	$22,926,258
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales and mark to market adjustments on forwards.
15

6
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), the Fund has filed tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, for ECJ tax reclaims is reflected in “Interest and other income—unaffiliated issuers” in the Statement of Operations and the cost to file these additional ECJ tax reclaims, is reflected in “Miscellaneous and other fees” in the Statement of Operations. The Fund has determined that certain ECJ tax reclaims in Sweden are “more likely than not” to be sustained after examination by tax authorities and are reflected in “Prepaid expenses and other assets” and “Other accrued expenses and payables” in the Statement of Assets and Liabilities.
7
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
8
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
9
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
10
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 under the 1940 Act, which became effective on January 19, 2022, or any other applicable exemptive relief. Prior to the effectiveness of Rule 12d1-4, the Fund was permitted to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of exemptive orders. These exemptive orders along with Rule 12d1-2 were rescinded upon the effectiveness of Rule 12d1-4. Rule 12d1-4 contains elements from the SEC’s prior exemptive orders permitting fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.
16

11
Securities lending: The Fund, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption “Income from securities loaned-net” and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included on the Statement of Assets and Liabilities . The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
As of June 30, 2022, the Fund had outstanding loans of securities to certain approved brokers, with a value of $793,960, for which it received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$863,993	$—	$—	$—	$863,993
The Fund is required to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions, if any, that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s securities lending assets at fair value are reported gross in the Statement of Assets and Liabilities. The following tables present the Fund’s securities lending assets by counterparty and net of the related collateral received by the Fund for assets as of June 30, 2022.
Description	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Securities lending	$793,960	$—

Gross Amounts Not Offset in the Statement of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statement of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statement of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
SSB	$793,960	$—	$(793,960)	$—	$—	$—	$—	—
Total	$793,960	$—	$(793,960)	$—	$—	$—	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A Net Amount greater than zero represents amounts subject to loss as of June 30, 2022, in the event of a counterparty failure.  A Net Amount less than zero represents amounts under-collateralized to each counterparty as of June 30, 2022.

17

12
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers (“Officers”) and trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.
13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at an annual rate of 0.85% of the first $250 million of the Fund’s average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million, 0.725% of the next $1 billion, and 0.70% of average daily net assets in excess of $2.5 billion. Accordingly, for the six months ended June 30, 2022, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.85% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) (“annual operating expenses”); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2022, there was no repayment to NBIA under these agreements.
At June 30, 2022, contingent liabilities to NBIA under the agreements were as follows:
			Expenses Reimbursed in Year Ended December 31,
			2019	2020	2021	2022
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2022	2023	2024	2025
Class I	1.00%	12/31/25	$281,611	$269,970	$272,896	$83,767
Class S	1.50%	12/31/25	34,567	28,846	41,309	35,304

(a)	Expense limitation per annum of the respective class’s average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s “principal underwriter” within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other
18

compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the “Plan”) for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C — Securities Transactions:
During the six months ended June 30, 2022 there were purchase and sale transactions of long-term securities of $12,969,626 and $9,880,175, respectively.
During the six months ended June 30, 2022, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2022, and for the year ended December 31, 2021, was as follows:
	For the Six Months Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	339,869	—	(93,957)	245,912	891	54,155	(3,494,852)	(3,439,806)
Class S	22,875	—	(53,239)	(30,364)	61,980	18,607	(147,806)	(67,219)
Other: At June 30, 2022, affiliated persons, as defined in the 1940 Act, owned 0.05% of the Fund’s outstanding shares.
Note E—Line of Credit:
At June 30, 2022, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, and (c) an overnight bank funding rate plus 1.00% per annum; provided that should the Administrative Agent of the Credit Facility determine that the daily simple SOFR rate is unavailable, then the interest rate option described in (b) shall be replaced with a benchmark replacement determined to be applicable by such Administrative Agent. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2022. During the period ended June 30, 2022, the Fund did not utilize the Credit Facility.
19

Note F—Recent Accounting Pronouncement:
In June 2022, FASB issued Accounting Standards Update No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the impact of applying this update.
Note G—Other Matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.
Russia's Invasion of Ukraine: Russia’s invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
Note H—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.
20

Financial Highlights
International Equity Portfolio
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A “—” indicates that the line item was not applicable in the corresponding period.
Class I
	Six Months Ended June 30,	Year Ended December 31,			Period from January 30, 2018[a] to December 31,
	2022 (Unaudited)	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$16.34	$14.65	$13.77	$11.30	$14.42
Income From Investment Operations:
Net Investment Income/(Loss)[b]	0.13	0.16	0.07	0.13	0.13
Net Gains or Losses on Securities (both realized and unrealized)	(4.32)	1.89	1.65	3.01	(3.18)
Total From Investment Operations	(4.19)	2.05	1.72	3.14	(3.05)
Less Distributions From:
Net Investment Income	—	(0.12)	(0.14)	(0.12)	(0.07)
Net Realized Capital Gains	—	(0.24)	(0.70)	(0.55)	—
Total Distributions	—	(0.36)	(0.84)	(0.67)	(0.07)
Voluntary Contribution from Management	—	—	0.01	—	—
Net Asset Value, End of Period	$12.15	$16.34	$14.65	$13.77	$11.30
Total Return[c]	(25.64)%[d]	14.03%[e]	13.14%[e,f]	28.35%[e]	(21.20)%[d]
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$20.3	$23.2	$71.2	$65.9	$53.6
Ratio of Gross Expenses to Average Net Assets[g]	1.74%[h]	1.45%	1.45%	1.47%	1.49%[h]
Ratio of Net Expenses to Average Net Assets	1.01%[h]	1.02%	1.00%	1.00%	1.01%[h]
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.84%[h]	0.99%	0.56%	1.00%	1.12%[h]
Portfolio Turnover Rate	27%[d]	31%	31%	26%	31%[d],i
See Notes to Financial Highlights
21

Financial Highlights  (cont’d)

Class S
	Six Months Ended June 30,	Year Ended December 31,
	2022 (Unaudited)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$16.37	$14.70	$13.81	$11.30	$13.63	$10.82
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[b]	0.09	0.08	0.01	0.06	0.02	0.05
Net Gains or Losses on Securities (both realized and unrealized)	(4.32)	1.88	1.65	3.02	(2.33)	2.84
Total From Investment Operations	(4.23)	1.96	1.66	3.08	(2.31)	2.89
Less Distributions From:
Net Investment Income	—	(0.05)	(0.07)	(0.02)	(0.02)	(0.08)
Net Realized Capital Gains	—	(0.24)	(0.70)	(0.55)	—	—
Total Distributions	—	(0.29)	(0.77)	(0.57)	(0.02)	(0.08)
Voluntary Contribution from Management	—	—	0.01	—	—	—
Net Asset Value, End of Period	$12.14	$16.37	$14.70	$13.81	$11.30	$13.63
Total Return[c]	(25.84)%[d]	13.35%[e]	12.57%[e,f]	27.69%[e]	(16.95)%	26.76%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$12.3	$17.1	$16.3	$16.5	$15.2	$83.6
Ratio of Gross Expenses to Average Net Assets[g]	2.00%[h]	1.78%	1.70%	1.72%	1.73%	1.74%
Ratio of Net Expenses to Average Net Assets	1.51%[h]	1.54%	1.50%	1.50%	1.51%	1.50%
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.23%[h]	0.48%	0.06%	0.51%	0.13%	0.42%
Portfolio Turnover Rate	27%[d]	31%	31%	26%	31%	23%
See Notes to Financial Highlights
22

Notes to Financial Highlights International Equity Portfolio (Unaudited)
a	The date investment operations commenced.
b	Calculated based on the average number of shares outstanding during each fiscal period.
c
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

d	Not annualized.
e
The class action proceeds received in 2020 had no impact on the Fund’s total return for the year ended
December 31, 2020. Had the Fund not received the class action proceeds for the years ended December 31, 2021 and 2019, total return based on per share NAV for the years ended December 31, 2021 and 2019 would have been:

	Year Ended December 31,	Year Ended December 31,
	2021	2019
Class I	12.00%	28.07%
Class S	12.73%	27.41%

f	Had the Fund not received the voluntary contribution in 2020, the total return based on per share NAV for the year ended December 31, 2020, would have been:

Year Ended December 31, 2020
Class I	13.06%
Class S	12.50%

g	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
h	Annualized.
i	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2018 for Class I.
23

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT is available on the SEC’s website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).
Liquidity Risk Management Program
Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund’s liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions, which for the relevant period included, among other factors, market volatility as a result of geopolitical tensions (e.g., Russia’s invasion of Ukraine) and the emergence of new COVID variants. The Program Administrator also utilizes information about the Fund’s investment strategy, the characteristics of the Fund’s shareholder base and historical redemption activity.
The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from April 1, 2021 through March 31, 2022. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.
24

Neuberger Berman
Advisers Management Trust
Mid Cap Growth Portfolio
I Class Shares
S Class Shares

Semi-Annual Report
June 30, 2022
B0736 08/22

Mid Cap Growth Portfolio Commentary (Unaudited)
The Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio Class I generated a total return of -30.49% for the six-month period ended June 30, 2022 (the reporting period), outpacing its benchmark, the Russell Midcap® Growth Index (the Index), which returned -31.00% for the same period. (Performance for all share classes is provided in the table immediately following this letter.)
Halfway through a challenging 2022, we find ourselves firmly in “bear market” territory and facing stubbornly high inflation, aggressive monetary tightening from the U.S. Federal Reserve Board (Fed) and mounting recessionary fears that continue to foster significant volatility from a market recalibrating its focus, expectations, and risk tolerance.  Digging deeper into those headwinds, it’s clear that the dynamic of strong demand significantly outpaced limited supply, across both raw materials and finished products, which has helped boost inflation to a decades-high level.  While the Fed is unquestionably on an aggressive path to unwinding an era of overly accommodative policy and excess liquidity, as evidenced by June’s surprise 75 basis point increase, their ability to implement an inflation-fighting playbook and quickly affect broad change is being muted by continued healthy employment levels and robust wage growth that is offsetting the taxing price pain necessary for a healthy level of demand destruction. The Fed’s efforts have also been hamstrung by vexing global events and circumstances out of their control that continue to perpetuate supply chain disruptions.
On a relative basis, over the reporting period, positive stock selection within Industrials and Consumer Discretionary and additive allocation decisions with respect to an overweight position in Consumer Staples versus the Index, an underweight position in Communication Services and our cash position were essentially able to offset the impact of security selection weakness across Information Technology (IT), Financials and Health Care and our lack of exposure to Materials.  At the industry level, our overweight allocation to Commercial Services & Supplies within the Industrials sector was one of the leading contributors to performance as our holdings continued to execute and deliver growth across their business lines, while a mix of stock-specific issues and challenging market sentiment resulted in the IT Services segment being the leading detractor.  Drilling down to our holdings, Seagen, Inc., a biotechnology company focused on the discovery, development, and commercialization of novel cancer treatments, was the leading contributor to performance as the stock benefited from a well-received change in leadership and persistent M&A rumors.  The leading detractor for the reporting period was Penumbra, Inc., an interventional therapies company focused on the development and commercialization of neuro and vascular medical devices, which fell victim to its high price/earnings ratio and broad industry concerns around the deferment of procedures due to the spread of COVID-19 variants.
As we move forward, we face more unknowns than knowns at a macro-, economic-, geopolitical- and corporate fundamental-level which makes it challenging to handicap the exact path the Fed will be compelled to take and what the resulting near- and long-term implications might be for consumers, corporations, the economy, and the markets.  Given that current lack of clarity, we believe that an emphasis on active management, a more judicious approach to risk and reward within the Fund and a bias toward higher qualitative characteristics, sustainable business models, balance sheet strength and management teams that appear to be capable of consistent execution will be key to navigating a market that will likely remain unsettled for the balance of 2022.  In closing, while market drawdowns of this magnitude are disheartening, we are steadfast in our belief that they are ultimately necessary for a healthy market and the eventual development of new investment opportunities.
Sincerely,
Kenneth J. Turek*, Chad Bruso and Trevor Moreno
Co-Portfolio Managers
*As previously disclosed in a supplement to the Fund's prospectus, Kenneth J. Turek has announced his decision to retire on or about January 31, 2023. Chad Bruso and Trevor Moreno will continue as co-Portfolio Managers of the Fund.
Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.
The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund’s portfolio managers. The opinions are as of the date of this report and are subject to change without notice.
1

Mid Cap Growth Portfolio (Unaudited)

SECTOR ALLOCATION
(as a % of Total Investments*)
Communication Services	0.6%
Consumer Discretionary	12.8
Consumer Staples	3.3
Energy	4.1
Financials	5.0
Health Care	16.7
Industrials	17.1
Information Technology	32.9
Real Estate	0.4
Short-Term Investments	7.1
Total	100.0%

*	Derivatives, if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS
	Inception Date	Six Month Period Ended 06/30/2022	Average Annual Total Return Ended 06/30/2022
			1 Year	5 Years	10 Years	Life of Fund
At NAV
Class I	11/03/1997	-30.49%	-28.83%	8.84%	10.29%	8.94%
Class S2	02/18/2003	-30.54%	-28.97%	8.62%	10.00%	8.72%
Index
Russell Midcap® Growth Index[1,3]		-31.00%	-29.57%	8.88%	11.50%	8.15%
Russell Midcap® Index[1,3]		-21.57%	-17.30%	7.96%	11.29%	9.14%
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.
The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC (“NBIA”) had not reimbursed certain expenses and/ or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/ or fees previously waived by NBIA) will decrease the class’s returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/ or fee waiver arrangements.
As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2021 were 0.89% and 1.14% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.10% after expense reimbursements and/or fee waivers for Class S shares. The expense ratios for the semi-annual period ended June 30, 2022 can be found in the Financial Highlights section of this report.
2

Endnotes (Unaudited)

1	The date used to calculate Life of Fund performance for the index is November 3, 1997, the inception date of Class I shares, the Fund’s oldest share class.
2	Performance shown prior to February 18, 2003 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.
3
The Russell Midcap® Growth Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap growth segment of the U.S. equity market. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth rates. The index is rebalanced annually in June. The Russell Midcap Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap segment of the U.S. equity market. It includes approximately 800 of the smallest securities in the Russell 1000® Index. The index is rebalanced annually in June. Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).
Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans. Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.
The “Neuberger Berman” name and logo and “Neuberger Berman Investment Advisers LLC” name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.
© 2022 Neuberger Berman BD LLC, distributor. All rights reserved.
3

Information About Your Fund’s Expenses (Unaudited)
As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.
This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2022 and held for the entire period. The table illustrates the Fund’s costs in two ways:
Actual Expenses and Performance:
The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund’s actual performance during the period indicated.
You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled
“Expenses Paid During the Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MID CAP GROWTH PORTFOLIO
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period	Expense
Actual	1/1/22	6/30/22	1/1/22 – 6/30/22	Ratio
Class I	$1,000.00	$695.10	$3.82(a)	0.91%
Class S	$1,000.00	$694.60	$4.62(a)	1.10%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,020.28	$4.56(b)	0.91%
Class S	$1,000.00	$1,019.34	$5.51(b)	1.10%

(a)
For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)
Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period
(assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

4

Legend June 30, 2022 (Unaudited)
Mid Cap Growth Portfolio

Counterparties:
SSB	= State Street Bank and Trust Company
Other Abbreviations:
ADR	= American Depositary Receipt
Management or NBIA	= Neuberger Berman Investment Advisers LLC
5

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)
June 30, 2022

Number of Shares		Value
Common Stocks 94.2%
Aerospace & Defense 2.1%
34,400	Axon Enterprise, Inc.	$ 3,205,048*
50,300	HEICO Corp.	6,595,336
		9,800,384
Airlines 0.8%
32,500	Allegiant Travel Co.	3,675,425*
Auto Components 0.9%
47,500	Aptiv PLC	4,230,825*
Banks 4.4%
24,800	First Republic Bank/CA	3,576,160
75,000	Pinnacle Financial Partners, Inc.	5,423,250
25,000	Signature Bank	4,480,250
17,500	SVB Financial Group	6,912,325*
		20,391,985
Biotechnology 3.9%
7,500	Argenx SE ADR	2,841,600*
59,900	Fate Therapeutics, Inc.	1,484,322*(a)
80,000	Horizon Therapeutics PLC	6,380,800*
42,500	Seagen, Inc.	7,519,950*
		18,226,672
Capital Markets 0.7%
100,000	Carlyle Group, Inc.	3,166,000
Commercial Services & Supplies 4.4%
29,500	Cintas Corp.	11,019,135
75,000	Waste Connections, Inc.	9,297,000
		20,316,135
Communications Equipment 2.8%
84,595	Arista Networks, Inc.	7,929,935*
175,000	Juniper Networks, Inc.	4,987,500
		12,917,435
Distributors 1.2%
110,000	LKQ Corp.	5,399,900
Electrical Equipment 2.9%
66,400	AMETEK, Inc.	7,296,696
30,000	Generac Holdings, Inc.	6,317,400*
		13,614,096
Electronic Equipment, Instruments & Components 5.2%
68,800	Amphenol Corp. Class A	4,429,344
35,000	CDW Corp.	5,514,600
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
20,000	Teledyne Technologies, Inc.	$ 7,502,200*
22,500	Zebra Technologies Corp. Class A	6,613,875*
24,060,019
Equity Real Estate Investment Trusts 0.4%
41,100	Iron Mountain, Inc.	2,001,159
Food & Staples Retailing 2.0%
152,400	BJ's Wholesale Club Holdings, Inc.	9,497,568*
Health Care Equipment & Supplies 5.8%
115,000	Axonics, Inc.	6,517,050*
14,000	IDEXX Laboratories, Inc.	4,910,220*
22,500	Insulet Corp.	4,903,650*
42,500	Penumbra, Inc.	5,292,100*
22,500	Teleflex, Inc.	5,531,625
27,154,645
Health Care Providers & Services 0.7%
150,000	R1 RCM, Inc.	3,144,000*
Hotels, Restaurants & Leisure 4.2%
80,000	Caesars Entertainment, Inc.	3,064,000*
4,900	Chipotle Mexican Grill, Inc.	6,405,574*
50,000	Darden Restaurants, Inc.	5,656,000
40,000	Marriott Vacations Worldwide Corp.	4,648,000
19,773,574
Household Products 1.3%
63,900	Church & Dwight Co., Inc.	5,920,974
Interactive Media & Services 0.7%
40,000	IAC/InterActiveCorp.	3,038,800*
IT Services 3.7%
22,500	Globant SA	3,915,000*
20,000	MongoDB, Inc.	5,190,000*
42,500	Paychex, Inc.	4,839,475
24,653	Snowflake, Inc. Class A	3,428,246*
17,372,721
Leisure Products 1.0%
45,000	Polaris, Inc.	4,467,600
Life Sciences Tools & Services 4.7%
325,000	Avantor, Inc.	10,107,500*
See Notes to Financial Statements
6

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited) (cont’d)
Number of Shares		Value
Life Sciences Tools & Services – cont'd
13,006	Bio-Rad Laboratories, Inc. Class A	$ 6,437,970*
25,000	IQVIA Holdings, Inc.	5,424,750*
		21,970,220
Machinery 2.1%
16,768	Chart Industries, Inc.	2,806,628*
39,300	IDEX Corp.	7,138,059
		9,944,687
Oil, Gas & Consumable Fuels 4.1%
200,000	Antero Resources Corp.	6,130,000*
150,000	Devon Energy Corp.	8,266,500
39,957	Diamondback Energy, Inc.	4,840,791
		19,237,291
Pharmaceuticals 1.8%
30,000	Catalent, Inc.	3,218,700*
125,000	Royalty Pharma PLC Class A	5,255,000
		8,473,700
Professional Services 1.4%
110,000	CoStar Group, Inc.	6,645,100*
Road & Rail 1.8%
32,000	Old Dominion Freight Line, Inc.	8,200,960
Semiconductors & Semiconductor Equipment 7.7%
33,927	Enphase Energy, Inc.	6,623,907*
65,243	Entegris, Inc.	6,010,838
110,000	Lattice Semiconductor Corp.	5,335,000*
73,811	Marvell Technology, Inc.	3,212,993
20,548	Monolithic Power Systems, Inc.	7,891,254
130,688	ON Semiconductor Corp.	6,574,913*
		35,648,905
Software 14.0%
35,000	Bill.com Holdings, Inc.	3,847,900*
22,524	Cadence Design Systems, Inc.	3,379,276*
46,448	Crowdstrike Holdings, Inc. Class A	7,829,275*
Number of Shares		Value
Software – cont'd
59,050	Datadog, Inc. Class A	$ 5,623,922*
100,000	Descartes Systems Group, Inc.	6,206,000*
75,000	Fortinet, Inc.	4,243,500*
10,000	HubSpot, Inc.	3,006,500*
38,190	Manhattan Associates, Inc.	4,376,574*
25,000	Palo Alto Networks, Inc.	12,348,500*
45,148	Paylocity Holding Corp.	7,874,714*
50,000	Trade Desk, Inc. Class A	2,094,500*
27,500	Zscaler, Inc.	4,111,525*
64,942,186
Specialty Retail 5.7%
30,000	Burlington Stores, Inc.	4,086,900*
82,500	Dick's Sporting Goods, Inc.	6,218,025(a)
30,000	Five Below, Inc.	3,402,900*
17,500	Lithia Motors, Inc.	4,809,175
12,500	O'Reilly Automotive, Inc.	7,897,000*
26,414,000
Trading Companies & Distributors 1.8%
34,400	United Rentals, Inc.	8,356,104*
Total Common Stocks (Cost $401,128,338)		438,003,070

Short-Term Investments 7.2%
Investment Companies 7.2%
27,906,026	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.43%(b)	27,906,026
5,695,984	State Street Navigator Securities Lending Government Money Market Portfolio, 1.55%(b)	5,695,984(c)
Total Short-Term Investments (Cost $33,602,010)		33,602,010
Total Investments 101.4% (Cost $434,730,348)		471,605,080
Liabilities Less Other Assets (1.4)%		(6,316,890)
Net Assets 100.0%		$465,288,190

*	Non-income producing security.
(a)
The security or a portion of this security is on loan at June 30, 2022. Total value of all such securities at June 30,
2022 amounted to $6,367,613, collateralized by cash collateral of $5,695,984 and non-cash (U.S. Treasury
Securities) collateral of $919,588 for the Fund (see Note A of the Notes to Financial Statements).

(b)	Represents 7-day effective yield as of June 30, 2022.
See Notes to Financial Statements
7

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited) (cont’d)
(c)	Represents investment of cash collateral received from securities lending.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$438,003,070	$—	$—	$438,003,070
Short-Term Investments	—	33,602,010	—	33,602,010
Total Investments	$438,003,070	$33,602,010	$—	$471,605,080

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements
8

Statement of Assets and Liabilities (Unaudited)
Neuberger Berman Advisers Management Trust
Mid Cap Growth Portfolio
June 30, 2022
Assets
Investments in securities, at value*† (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$471,605,080
Dividends and interest receivable	85,655
Receivable for Fund shares sold	31,893
Receivable for securities lending income (Note A)	1,360
Prepaid expenses and other assets	3,254
Total Assets	471,727,242
Liabilities
Payable to investment manager (Note B)	214,235
Payable for Fund shares redeemed	196,823
Payable to administrator—net (Note B)	175,618
Payable to trustees	10,307
Payable for cash collateral on loaned securities (Note A)	5,695,984
Other accrued expenses and payables	146,085
Total Liabilities	6,439,052
Net Assets	$465,288,190
Net Assets consist of:
Paid-in capital	$339,266,783
Total distributable earnings/(losses)	126,021,407
Net Assets	$465,288,190
Net Assets
Class I	$114,845,847
Class S	350,442,343
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	4,095,129
Class S	14,005,387
Net Asset Value, offering and redemption price per share
Class I	$28.04
Class S	25.02
† Securities on loan, at value:
Unaffiliated issuers	$6,367,613
* Cost of Investments:
(a) Unaffiliated issuers	$434,730,348

See Notes to Financial Statements
9

Statement of Operations (Unaudited)
Neuberger Berman Advisers Management Trust
Mid Cap Growth Portfolio
For the Six Months Ended June 30, 2022
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,632,286
Interest and other income—unaffiliated issuers	56,668
Income from securities loaned—net	9,730
Foreign taxes withheld	(5,164)
Total income	$1,693,520
Expenses:
Investment management fees (Note B)	1,458,394
Administration fees (Note B):
Class I	202,687
Class S	616,953
Distribution fees (Note B):
Class S	514,128
Shareholder servicing agent fees:
Class I	3,309
Class S	2,274
Audit fees	20,228
Custodian and accounting fees	42,732
Insurance	8,502
Legal fees	61,511
Shareholder reports	15,111
Trustees' fees and expenses	21,709
Miscellaneous and other fees	18,811
Total expenses	2,986,349
Expenses reimbursed by Management (Note B)	(104,992)
Total net expenses	2,881,357
Net investment income/(loss)	$(1,187,837)
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(12,016,611)
Settlement of foreign currency transactions	61
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(190,580,356)
Net gain/(loss) on investments	(202,596,906)
Net increase/(decrease) in net assets resulting from operations	$(203,784,743)
See Notes to Financial Statements
10

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	Mid Cap Growth Portfolio
	Six Months Ended	Fiscal Year Ended
	June 30, 2022 (Unaudited)	December 31, 2021
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(1,187,837)	$(4,683,114)
Net realized gain/(loss) on investments	(12,016,550)	102,371,779
Change in net unrealized appreciation/(depreciation) of investments	(190,580,356)	(21,214,893)
Net increase/(decrease) in net assets resulting from operations	(203,784,743)	76,473,772
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(16,986,938)
Class S	—	(58,123,934)
Total distributions to shareholders	—	(75,110,872)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	5,371,919	31,368,979
Class S	17,897,752	24,910,572
Proceeds from reinvestment of dividends and distributions:
Class I	—	16,986,938
Class S	—	58,123,934
Payments for shares redeemed:
Class I	(5,845,410)	(22,600,811)
Class S	(11,744,207)	(45,327,519)
Net increase/(decrease) from Fund share transactions	5,680,054	63,462,093
Net Increase/(Decrease) in Net Assets	(198,104,689)	64,824,993
Net Assets:
Beginning of period	663,392,879	598,567,886
End of period	$465,288,190	$663,392,879
See Notes to Financial Statements
11

Notes to Financial Statements Mid Cap Growth Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the “Trust”) is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940
Act”), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio (the “Fund”) is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the “Board”) may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a “—”, reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 “Fair Value Measurement” (“ASC 820”), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to
12

equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund’s daily calculated net asset value (“NAV”) per share (Level 2 inputs).
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently updating and implementing policies and procedures to ensure compliance with Rule 2a-5 by the September 8, 2022 compliance date.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2022, was $166,080.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company (“RIC”) by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
13

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2022, the Fund did not have any unrecognized tax positions.
For federal income tax purposes, the estimated cost of investments held at June 30, 2022 was $434,858,808. The estimated gross unrealized appreciation was $91,247,073 and estimated gross unrealized depreciation was $54,500,801 resulting in net unrealized appreciation in value of investments of $36,746,272 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2021, the Fund recorded the following permanent reclassification related to net operating losses written off:
Paid-in Capital	Total Distributable Earnings/(Losses)
$(4,683,137)	$4,683,137
The tax character of distributions paid during the years ended December 31, 2021, and December 31, 2020, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$1,246,637	$—	$73,864,235	$26,873,970	$75,110,872	$26,873,970
As of December 31, 2021, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$102,479,522	$227,326,628	$—	$—	$329,806,150
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales and tax adjustments related to other investments.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
7
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets,
14

except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 under the 1940 Act, which became effective on January 19, 2022, or any other applicable exemptive relief. Prior to the effectiveness of Rule 12d1-4, the Fund was permitted to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of exemptive orders. These exemptive orders along with Rule 12d1-2 were rescinded upon the effectiveness of Rule 12d1-4. Rule 12d1-4 contains elements from the SEC’s prior exemptive orders permitting fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.
10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
11
Securities lending: The Fund, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption “Income from securities loaned-net” and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included on the Statement of Assets and Liabilities . The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
15

As of June 30, 2022, the Fund had outstanding loans of securities to certain approved brokers, with a value of $6,367,613, for which it received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks	$6,615,572	$—	$—	$—	$6,615,572

(a)	Amounts represent the payable for loaned securities collateral received.
The Fund is required to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions, if any, that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s securities lending assets at fair value are reported gross in the Statement of Assets and Liabilities. The following tables present the Fund’s securities lending assets by counterparty and net of the related collateral received by the Fund for assets as of June 30, 2022.
Description	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Securities lending	$6,367,613	$—

Gross Amounts Not Offset in the Statement of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statement of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statement of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
SSB	$6,367,613	$—	$(6,367,613)	$—	$—	$—	$—	—
Total	$6,367,613	$—	$(6,367,613)	$—	$—	$—	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A Net Amount greater than zero represents amounts subject to loss as of June 30, 2022, in the event of a counterparty failure.  A Net Amount less than zero represents amounts under-collateralized to each counterparty as of June 30, 2022.

12
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers (“Officers”) and trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.
13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million,
16

0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2022, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.53% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2022, there was no repayment to NBIA under these agreements.
At June 30, 2022, the Fund's contingent liabilities to NBIA under the agreements were as follows:
			Expenses Reimbursed in Year Ended December 31,
			2019	2020	2021	2022
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2022	2023	2024	2025
Class I	1.00%	12/31/25	$—	$—	$—	$—
Class S	1.10%	12/31/25	240,462	214,503	167,018	104,992

(a)	Expense limitation per annum of the respective class’s average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s “principal underwriter” within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the “Plan”) for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
17

Note C — Securities Transactions:
During the six months ended June 30, 2022 there were purchase and sale transactions of long-term securities of $94,487,817 and $95,694,613, respectively.
During the six months ended June 30, 2022, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2022, and for the year ended December 31, 2021, was as follows:
	For the Six Months Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	157,408	—	(171,412)	(14,004)	720,988	415,227	(529,509)	606,706
Class S	598,005	—	(406,866)	191,139	659,771	1,590,258	(1,170,543)	1,079,486
Note E—Line of Credit:
At June 30, 2022, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, and (c) an overnight bank funding rate plus 1.00% per annum; provided that should the Administrative Agent of the Credit Facility determine that the daily simple SOFR rate is unavailable, then the interest rate option described in (b) shall be replaced with a benchmark replacement determined to be applicable by such Administrative Agent. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2022.  During the six months ended June 30, 2022, the Fund did not utilize the Credit Facility.
Note F—Recent Accounting Pronouncement:
In June 2022, FASB issued Accounting Standards Update No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the impact of applying this update.
Note G—Other Matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its
18

ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.
Russia's Invasion of Ukraine: Russia’s invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
Note H—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.
19

Financial Highlights
Mid Cap Growth Portfolio
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A “—” indicates that the line item was not applicable in the corresponding period.
Class I
	Six Months Ended June 30,	Year Ended December 31,
	2022 (Unaudited)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$40.34	$39.80	$29.76	$24.09	$27.79	$22.61
Income From Investment Operations:
Net Investment Income/(Loss)[a]	(0.05)	(0.24)	(0.17)	(0.09)	(0.07)	0.01
Net Gains or Losses on Securities (both realized and unrealized)	(12.25)	5.48	11.89	7.86	(1.48)	5.68
Total From Investment Operations	(12.30)	5.24	11.72	7.77	(1.55)	5.69
Less Distributions From:
Net Realized Capital Gains	—	(4.70)	(1.68)	(2.10)	(2.15)	(0.51)
Net Asset Value, End of Period	$28.04	$40.34	$39.80	$29.76	$24.09	$27.79
Total Return[b]	(30.49)%[c,d]	12.99%[c]	39.98%	32.75%[c]	(6.40)%[c]	25.29%#,c
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$114.8	$165.7	$139.4	$114.4	$93.2	$106.4
Ratio of Gross Expenses to Average Net Assets[e]	0.91%[f]	0.89%	0.91%	0.92%	0.93%	0.94%
Ratio of Net Expenses to Average Net Assets	0.91%[f]	0.89%	0.91%	0.92%	0.93%	0.65%[g]
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.29)%[f]	(0.56)%	(0.54)%	(0.32)%	(0.25)%	0.04%[g]
Portfolio Turnover Rate	18%[d]	47%	54%	47%	50%	57%
See Notes to Financial Highlights
20

Financial Highlights  (cont’d)

Class S
	Six Months Ended June 30,	Year Ended December 31,
	2022 (Unaudited)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$36.02	$36.06	$27.14	$22.16	$25.77	$21.12
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	(0.07)	(0.30)	(0.22)	(0.13)	(0.11)	(0.12)
Net Gains or Losses on Securities (both realized and unrealized)	(10.93)	4.96	10.82	7.21	(1.35)	5.28
Total From Investment Operations	(11.00)	4.66	10.60	7.08	(1.46)	5.16
Less Distributions From:
Net Realized Capital Gains	—	(4.70)	(1.68)	(2.10)	(2.15)	(0.51)
Net Asset Value, End of Period	$25.02	$36.02	$36.06	$27.14	$22.16	$25.77
Total Return[b]	(30.54)%[c,d]	12.72%[c]	39.71%	32.48%[c]	(6.56)%[c]	24.56%#,c
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$350.4	$497.6	$459.2	$381.1	$299.4	$317.7
Ratio of Gross Expenses to Average Net Assets[e]	1.15%[f]	1.14%	1.16%	1.17%	1.18%	1.19%
Ratio of Net Expenses to Average Net Assets	1.10%[f]	1.10%	1.10%	1.10%	1.10%	1.18%[g]
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.48)%[f]	(0.77)%	(0.74)%	(0.50)%	(0.42)%	(0.52)%[g]
Portfolio Turnover Rate	18%[d]	47%	54%	47%	50%	57%
See Notes to Financial Highlights
21

Notes to Financial Highlights Mid Cap Growth Portfolio (Unaudited)
a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c
Except for Class I shares, the class action proceeds listed in Note A of Notes to Financial Statements had no impact on the Fund's total returns for the six months ended June 30, 2022. Had the Fund not received the class action proceeds for the six months ended June 30, 2022, total return based on NAV per share for Class I would have been
(30.52%). The class action proceeds received in 2021, 2019, 2018 and 2017 had no impact on the Fund’s total returns for the years ended December 31, 2021, 2019, 2018 and 2017, respectively.

d	Not annualized.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if the Fund had not received refunds, plus interest, from State Street noted in # below for custodian out-of-pocket expenses previously paid during the year ended December 31, 2017. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

f	Annualized.
g
The custodian expenses refund noted in # below is non-recurring and is included in these ratios. Had the Fund not received the refund, the annualized ratio of net expenses to average net assets and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets
	Year Ended December 31, 2017
Class I	0.94%	(0.29%)
Class S	1.18%	(0.53%)

#
In May 2016, the Fund's custodian, State Street, announced that it had identified inconsistencies in the way in which the Fund was invoiced for categories of expenses, particularly those deemed "out-of-pocket" costs, from
1998 through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period in question. These amounts were refunded to the Fund by State Street during the year ended December 31, 2017. These amounts had no impact on Class S's total return for the year ended December 31,
2017. Had the Fund not received the custodian expenses refund, the total return based on per share NAV for the year ended December 31, 2017 for Class I would have been 24.93%.

22

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT is available on the SEC’s website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).
Liquidity Risk Management Program
Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund’s liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions, which for the relevant period included, among other factors, market volatility as a result of geopolitical tensions (e.g., Russia’s invasion of Ukraine) and the emergence of new COVID variants. The Program Administrator also utilizes information about the Fund’s investment strategy, the characteristics of the Fund’s shareholder base and historical redemption activity.
The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from April 1, 2021 through March 31, 2022. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.
23

Neuberger Berman
Advisers Management Trust
Mid Cap Intrinsic Value Portfolio
I Class Shares
S Class Shares

Semi-Annual Report
June 30, 2022
C0244 08/22

Mid Cap Intrinsic Value Portfolio Commentary (Unaudited)
The Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio Class I generated a total return of -14.31% for the six-month period ended June 30, 2022 (the reporting period), outperforming its benchmark, the Russell Midcap® Value Index (the Index), which returned -16.23% for the same period. (Performance for all share classes is provided in the table immediately following this letter.)
After 2021’s strong relative and absolute returns, 2022 has become a uniquely challenging year. Stock market valuations have de-rated twice—initially on a rise in inflation and interest rates (impacting growth stocks) and now on the growing fear of an economic contraction (impacting value stocks). We weathered the initial rise in interest rates this year no worse than many investors and a bit better than others. On a relative basis, we are outperforming the Index for the first half.
Since early 2021, our focus has been on the long-term opportunity and investments that have an attractive combination of valuation and growth potential. There was an ever-present possibility that higher inflation could prompt aggressive rate hikes by the U.S. Federal Reserve Board (Fed) and risk putting the economy into recession. Unfortunately, this has come to pass. Recent inflation data is unacceptably high; investors appear to have soured on the possibility of a “soft landing” for the economy and are now pricing in a recession.
How much inflation is out there and how aggressive does the Fed need to be? Examining the recent performance of major commodities, commodity futures and commodity ETFs could help outline the inflation challenge and interest rate risks going forward. Without exception every commodity is down from its high. Short-term commodity price movements can be notoriously fickle and more noise than true signal; nevertheless, it’s not unreasonable to conclude commodity-driven inflation trends have peaked for the moment.
Wage growth and worker availability remain key focus points for the Fed in its quest to tame inflation. Hiring freezes and selective layoffs are increasingly in the news. Nevertheless, the most recent readings on job growth and unemployment claims demonstrate some level of labor market resiliency. Financial conditions are tightening as evidenced by growing credit spreads and the puncturing of speculative bubbles. Recent housing data on rents, a key component of inflationary measures, indicates a deceleration in the rate of increases.
In our view, some level of price stability is emerging. How much more tightening is required to get embedded inflation expectations to more acceptable levels is not clear. We fear that the Fed could get it wrong by being too tight on the way down just like they were too loose on the way up.
Our Energy and Financials stocks performed relatively well as oil prices and interest rates soared. The portfolio’s Information Technology (IT) stocks came under pressure due to the IT sector sell-off.  Strategic event activity in the portfolio has been strong; one company agreed to be acquired and six others are either divesting significant assets or making synergistic acquisitions.
Investment decision-based changes to the portfolio included introducing four new positions and adding to nine existing names while eliminating three positions and trimming six names. At the end of the reporting period, the portfolio’s discount to intrinsic value1 stood at 34%, its highest since the onset of the pandemic.
Although this challenging period doesn’t come as a surprise it remains difficult to stomach. We have overcome trying markets before and take comfort in what the past may imply but do not take it for granted. As the year continues, we should have a keener understanding of the economy and the earnings risks to our companies.  Our focus and efforts will likely be on rebalancing our sector and company weightings and engaging with portfolio companies where we think we can bring ideas and capital to the process of creating shareholder value.
1

Mid Cap Intrinsic Value Portfolio Commentary (Unaudited)
We thank you for your investment with us and endeavor to report more encouraging news in the future.
Sincerely,
Michael C. Greene, Benjamin H. Nahum, James F. McAree, Amit Solomon and Rand W. Gesing
Portfolio Managers
1 Intrinsic value reflects the portfolio management team’s analysis and estimates of a company’s value. There is no guarantee that any intrinsic values will be realized; security prices may decrease regardless of intrinsic values.
Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.
The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund’s portfolio managers. The opinions are as of the date of this report and are subject to change without notice.
2

Mid Cap Intrinsic Value Portfolio (Unaudited)

SECTOR ALLOCATION
(as a % of Total Investments*)
Communication Services	2.0%
Consumer Discretionary	11.4
Consumer Staples	5.5
Energy	12.4
Financials	13.3
Health Care	8.0
Industrials	16.8
Information Technology	13.0
Materials	4.1
Real Estate	2.9
Utilities	10.2
Short-Term Investments	0.4
Total	100.0%

*	Derivatives, if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS
	Inception Date	Six Month Period Ended 06/30/2022	Average Annual Total Return Ended 06/30/2022
			1 Year	5 Years	10 Years	Life of Fund
At NAV
Class I	08/22/2001	-14.31%	-9.81%	3.18%	8.66%	7.34%
Class S2	04/29/2005	-14.44%	-10.08%	2.92%	8.41%	7.15%
Index
Russell Midcap® Value Index[1,3]		-16.23%	-10.00%	6.27%	10.62%	9.14%
Russell Midcap® Index[1,3]		-21.57%	-17.30%	7.96%	11.29%	9.26%
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.
The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC (“NBIA”) had not reimbursed certain expenses and/ or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/ or fees previously waived by NBIA) will decrease the class’s returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/ or fee waiver arrangements.
As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2021 were 1.00% and 1.26% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios for the semi-annual period ended June 30, 2022 can be found in the Financial Highlights section of this report.
3

Endnotes (Unaudited)

1	The date used to calculate Life of Fund performance for the index is August 22, 2001, the inception date of Class I shares, the Fund’s oldest share class.
2	Performance shown prior to April 29, 2005 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.
3
The Russell Midcap® Value Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap value segment of the U.S. equity market. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth rates. The index is rebalanced annually in
June. The Russell Midcap® Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap segment of the U.S. equity market. It includes approximately 800 of the smallest securities in the Russell 1000® Index. The index is rebalanced annually in June. Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).
Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans. Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.
The “Neuberger Berman” name and logo and “Neuberger Berman Investment Advisers LLC” name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.
© 2022 Neuberger Berman BD LLC, distributor. All rights reserved.
4

Information About Your Fund’s Expenses (Unaudited)
As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.
This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2022 and held for the entire period. The table illustrates the Fund’s costs in two ways:
Actual Expenses and Performance:
The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund’s actual performance during the period indicated.
You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled
“Expenses Paid During the Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MID CAP INTRINSIC VALUE PORTFOLIO
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period	Expense
Actual	1/1/22	6/30/22	1/1/22 – 6/30/22	Ratio
Class I	$1,000.00	$856.90	$4.56(a)	0.99%
Class S	$1,000.00	$855.60	$5.75(a)	1.25%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,019.89	$4.96(b)	0.99%
Class S	$1,000.00	$1,018.60	$6.26(b)	1.25%

(a)
For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)
Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

5

Legend June 30, 2022 (Unaudited)
Mid Cap Intrinsic Value Portfolio

Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
6

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)
June 30, 2022

Number of Shares		Value
Common Stocks 99.1%
Aerospace & Defense 1.2%
6,837	General Dynamics Corp.	$1,512,686
Auto Components 1.8%
25,415	Aptiv PLC	2,263,714*
Banks 8.1%
64,257	BankUnited, Inc.	2,285,621
23,292	Comerica, Inc.	1,709,167
177,514	Huntington Bancshares, Inc.	2,135,493
13,989	M&T Bank Corp.	2,229,707
35,906	Truist Financial Corp.	1,703,022
		10,063,010
Beverages 2.0%
45,980	Molson Coors Brewing Co. Class B	2,506,370
Biotechnology 0.8%
32,236	Emergent BioSolutions, Inc.	1,000,606*
Building Products 3.8%
14,435	Carlisle Cos, Inc.	3,444,335
22,243	Fortune Brands Home & Security, Inc.	1,331,911
		4,776,246
Chemicals 1.5%
9,885	Ashland Global Holdings, Inc.	1,018,649
10,234	Scotts Miracle-Gro Co.	808,384
		1,827,033
Commercial Services & Supplies 2.0%
106,141	KAR Auction Services, Inc.	1,567,702*
21,621	Stericycle, Inc.	948,081*
		2,515,783
Communications Equipment 2.9%
39,464	Ciena Corp.	1,803,505*
8,467	Motorola Solutions, Inc.	1,774,683
		3,578,188
Construction & Engineering 1.0%
27,430	Arcosa, Inc.	1,273,575
Containers & Packaging 2.1%
45,424	Sealed Air Corp.	2,621,873
Electric Utilities 4.0%
58,142	Evergy, Inc.	3,793,765
Number of Shares		Value
Electric Utilities – cont'd
29,944	OGE Energy Corp.	$ 1,154,641
		4,948,406
Electronic Equipment, Instruments & Components 3.3%
9,877	CDW Corp.	1,556,220
13,762	II-VI, Inc.	701,174*
37,280	Itron, Inc.	1,842,750*
		4,100,144
Energy Equipment & Services 1.8%
79,057	Baker Hughes Co.	2,282,376
Entertainment 2.0%
279,151	Lions Gate Entertainment Corp. Class B	2,464,903*
Equity Real Estate Investment Trusts 2.2%
47,002	Regency Centers Corp.	2,787,689
Food Products 3.4%
52,623	Hain Celestial Group, Inc.	1,249,270*
72,998	TreeHouse Foods, Inc.	3,052,776*
		4,302,046
Health Care Equipment & Supplies 5.0%
45,503	Avanos Medical, Inc.	1,244,052*
80,347	Cardiovascular Systems, Inc.	1,153,783*
23,320	Haemonetics Corp.	1,519,998*
21,805	Zimmer Biomet Holdings, Inc.	2,290,833
2,180	Zimvie, Inc.	34,902*
		6,243,568
Health Care Providers & Services 2.2%
6,859	McKesson Corp.	2,237,475
23,708	MEDNAX, Inc.	498,105*
		2,735,580
Hotels, Restaurants & Leisure 4.2%
62,056	International Game Technology PLC	1,151,759
64,515	MGM Resorts International	1,867,709
57,148	Travel & Leisure Co.	2,218,486
		5,237,954
Independent Power and Renewable Electricity Producers 3.3%
109,326	AES Corp.	2,296,939
80,474	Vistra Corp.	1,838,831
		4,135,770
See Notes to Financial Statements
7

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited) (cont’d)
Number of Shares		Value
Insurance 3.0%
11,128	Allstate Corp.	$ 1,410,252
23,905	Globe Life, Inc.	2,330,020
		3,740,272
IT Services 2.0%
15,810	Bread Financial Holdings, Inc.	585,919
345,606	Conduent, Inc.	1,493,018*
49,366	Kyndryl Holdings, Inc.	482,799*
		2,561,736
Machinery 2.4%
41,793	Allison Transmission Holdings, Inc.	1,606,941
74,702	Enerpac Tool Group Corp.	1,420,832
		3,027,773
Media 0.0%(a)
4,289	Loyalty Ventures, Inc.	15,312*
Metals & Mining 0.5%
40,817	Cleveland-Cliffs, Inc.	627,357*
Mortgage Real Estate Investment Trusts 2.1%
126,542	Starwood Property Trust, Inc.	2,643,462
Multiline Retail 2.6%
20,705	Dollar Tree, Inc.	3,226,874*
Multi-Utilities 2.8%
120,141	CenterPoint Energy, Inc.	3,553,771
Oil, Gas & Consumable Fuels 10.5%
57,870	Devon Energy Corp.	3,189,216
29,576	EOG Resources, Inc.	3,266,373
55,272	ONEOK, Inc.	3,067,596
19,338	Phillips 66	1,585,523
62,130	Williams Cos., Inc.	1,939,077
		13,047,785
Professional Services 4.1%
82,613	Dun & Bradstreet Holdings, Inc.	1,241,673*
79,691	KBR, Inc.	3,856,248
		5,097,921
Number of Shares		Value
Real Estate Management & Development 0.7%
172,752	WeWork, Inc. Class A	$867,215*
Semiconductors & Semiconductor Equipment 2.5%
9,806	NXP Semiconductors NV	1,451,582
17,761	Skyworks Solutions, Inc.	1,645,379
		3,096,961
Software 1.7%
71,677	Dropbox, Inc. Class A	1,504,500*
32,446	Ping Identity Holding Corp.	588,571*
		2,093,071
Specialty Retail 2.8%
365,144	Chico's FAS, Inc.	1,814,766*
42,068	Children's Place, Inc.	1,637,286*
		3,452,052
Technology Hardware, Storage & Peripherals 0.6%
28,546	Pure Storage, Inc. Class A	733,918*
Trading Companies & Distributors 2.2%
66,237	AerCap Holdings NV	2,711,743*
Total Common Stocks (Cost $110,806,254)		123,674,743

Short-Term Investments 0.4%
Investment Companies 0.4%
499,353	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.43%(b) (Cost $499,353)	499,353
Total Investments 99.5% (Cost $111,305,607)		124,174,096
Other Assets Less Liabilities 0.5%		606,678
Net Assets 100.0%		$124,780,774

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of June 30, 2022.
See Notes to Financial Statements
8

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$123,674,743	$—	$—	$123,674,743
Short-Term Investments	—	499,353	—	499,353
Total Investments	$123,674,743	$499,353	$—	$124,174,096

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements
9

Statement of Assets and Liabilities (Unaudited)
Neuberger Berman Advisers Management Trust
Mid Cap Intrinsic Value Portfolio
June 30, 2022
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$124,174,096
Dividends and interest receivable	185,250
Receivable for Fund shares sold	658,391
Total Assets	125,017,737
Liabilities
Payable to investment manager (Note B)	59,615
Payable for Fund shares redeemed	61,481
Payable to administrator—net (Note B)	40,177
Payable to trustees	10,437
Payable for audit fees	20,229
Payable for custodian fees	14,250
Payable for legal fees	16,204
Other accrued expenses and payables	14,570
Total Liabilities	236,963
Net Assets	$124,780,774
Net Assets consist of:
Paid-in capital	$87,100,578
Total distributable earnings/(losses)	37,680,196
Net Assets	$124,780,774
Net Assets
Class I	$88,910,433
Class S	35,870,341
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	5,104,147
Class S	1,759,955
Net Asset Value, offering and redemption price per share
Class I	$17.42
Class S	20.38
* Cost of Investments:
(a) Unaffiliated issuers	$111,305,607

See Notes to Financial Statements
10

Statement of Operations (Unaudited)
Neuberger Berman Advisers Management Trust
Mid Cap Intrinsic Value Portfolio
For the Six Months Ended June 30, 2022
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,334,185
Interest and other income—unaffiliated issuers	683
Foreign taxes withheld	(2,734)
Total income	$1,332,134
Expenses:
Investment management fees (Note B)	394,579
Administration fees (Note B):
Class I	153,723
Class S	61,501
Distribution fees (Note B):
Class S	51,251
Shareholder servicing agent fees:
Class I	2,086
Class S	1,056
Audit fees	20,229
Custodian and accounting fees	28,650
Insurance	2,023
Legal fees	14,961
Repayment to Management of expenses previously assumed by Management (Note B)	2,550
Shareholder reports	3,057
Trustees' fees and expenses	21,661
Interest	378
Miscellaneous and other fees	6,691
Total expenses	764,396
Net investment income/(loss)	$567,738
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	5,516,251
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(27,448,301)
Net gain/(loss) on investments	(21,932,050)
Net increase/(decrease) in net assets resulting from operations	$(21,364,312)
See Notes to Financial Statements
11

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	Mid Cap Intrinsic Value Portfolio
	Six Months Ended	Fiscal Year Ended
	June 30, 2022 (Unaudited)	December 31, 2021
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$567,738	$984,891
Net realized gain/(loss) on investments	5,516,251	28,229,247
Change in net unrealized appreciation/(depreciation) of investments	(27,448,301)	11,748,270
Net increase/(decrease) in net assets resulting from operations	(21,364,312)	40,962,408
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(626,952)
Class S	—	(108,478)
Total distributions to shareholders	—	(735,430)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	5,915,492	18,126,743
Class S	4,847,961	5,611,795
Proceeds from reinvestment of dividends and distributions:
Class I	—	626,952
Class S	—	108,478
Payments for shares redeemed:
Class I	(11,538,828)	(29,307,788)
Class S	(6,427,056)	(13,538,492)
Net increase/(decrease) from Fund share transactions	(7,202,431)	(18,372,312)
Net Increase/(Decrease) in Net Assets	(28,566,743)	21,854,666
Net Assets:
Beginning of period	153,347,517	131,492,851
End of period	$124,780,774	$153,347,517
See Notes to Financial Statements
12

Notes to Financial Statements Mid Cap Intrinsic Value Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the “Trust”) is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940
Act”), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio (the “Fund”) is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the “Board”) may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a “—”, reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 “Fair Value Measurement” (“ASC 820”), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to
13

equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund’s daily calculated net asset value (“NAV”) per share (Level 2 inputs).
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently updating and implementing policies and procedures to ensure compliance with Rule 2a-5 by the September 8, 2022 compliance date.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company (“RIC”) by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
14

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2022, the Fund did not have any unrecognized tax positions.
For federal income tax purposes, the estimated cost of investments held at June 30, 2022 was $111,598,855. The estimated gross unrealized appreciation was $27,850,500 and estimated gross unrealized depreciation was $15,275,259 resulting in net unrealized appreciation in value of investments of $12,575,241 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2021, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.
The tax character of distributions paid during the years ended December 31, 2021, and December 31, 2020, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$735,430	$1,200,161	$—	$—	$735,430	$1,200,161
As of December 31, 2021, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$2,231,874	$16,789,091	$40,023,543	$—	$—	$59,044,508
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales and tax adjustments related to other investments.
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term.
During the year ended December 31, 2021, the Fund utilized capital loss carryforwards of $10,094,935.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust ("REIT") distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. For the year ended December 31, 2021, the character of distributions paid to shareholders of the Fund, if any, disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund’s distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of
15

the tax return of capital, if any, is not determinable until after the Fund’s fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund’s distributions as reported herein may differ from the final composition determined after calendar year-end.
7
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 under the 1940 Act, which became effective on January 19, 2022, or any other applicable exemptive relief. Prior to the effectiveness of Rule 12d1-4, the Fund was permitted to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of exemptive orders. These exemptive orders along with Rule 12d1-2 were rescinded upon the effectiveness of Rule 12d1-4. Rule 12d1-4 contains elements from the SEC’s prior exemptive orders permitting fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.
10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
11
Securities lending: The Fund, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption “Income from securities loaned-net” and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the
16

close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included on the Statement of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended June 30, 2022, the Fund did not participate in securities lending.
12
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers (“Officers”) and trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.
13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2022, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2022, the Fund's Class S shares repaid NBIA $2,550, under its contractual expense limitation.
17

At June 30, 2022, the Fund's contingent liabilities to NBIA under the agreements were as follows:
			Expenses Reimbursed in Year Ended December 31,
			2019	2020	2021	2022
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2022	2023	2024	2025
Class I	1.50%	12/31/25	$—	$—	$—	$—
Class S	1.25%	12/31/25	—	7,446	—	—

(a)	Expense limitation per annum of the respective class’s average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s “principal underwriter” within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the “Plan”) for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C — Securities Transactions:
During the six months ended June 30, 2022 there were purchase and sale transactions of long-term securities of $11,737,622 and $18,507,231, respectively.
During the six months ended June 30, 2022, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2022, and for the year ended December 31, 2021, was as follows:
	For the Six Months Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	296,845	—	(594,176)	(297,331)	972,844	32,118	(1,577,907)	(572,945)
Class S	215,662	—	(283,444)	(67,782)	255,967	4,739	(625,279)	(364,573)
18

Note E—Line of Credit:
At June 30, 2022, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, and (c) an overnight bank funding rate plus 1.00% per annum; provided that should the Administrative Agent of the Credit Facility determine that the daily simple SOFR rate is unavailable, then the interest rate option described in (b) shall be replaced with a benchmark replacement determined to be applicable by such Administrative Agent. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2022.  During the six months ended June 30, 2022, the Fund did not utilize the Credit Facility.
Note F—Recent Accounting Pronouncement:
In June 2022, FASB issued Accounting Standards Update No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the impact of applying this update.
Note G—Other Matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.
Russia's Invasion of Ukraine: Russia’s invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
Note H—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.
19

Financial Highlights
Mid Cap Intrinsic Value Portfolio
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A “—” indicates that the line item was not applicable in the corresponding period.
Class I
	Six Months Ended June 30,	Year Ended December 31,
	2022 (Unaudited)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$20.33	$15.40	$16.01	$15.69	$19.58	$16.91
Income From Investment Operations:
Net Investment Income/(Loss)[a]	0.08	0.14	0.14	0.21	0.15	0.14
Net Gains or Losses on Securities (both realized and unrealized)	(2.99)	4.91	(0.59)	2.31	(3.00)	2.69
Total From Investment Operations	(2.91)	5.05	(0.45)	2.52	(2.85)	2.83
Less Distributions From:
Net Investment Income	—	(0.12)	(0.16)	(0.13)	(0.13)	(0.16)
Net Realized Capital Gains	—	—	—	(2.07)	(0.91)	—
Total Distributions	—	(0.12)	(0.16)	(2.20)	(1.04)	(0.16)
Net Asset Value, End of Period	$17.42	$20.33	$15.40	$16.01	$15.69	$19.58
Total Return[b]	(14.31)%[c]	32.80%	(2.62)%	16.74%[d]	(15.28)%[d]	16.74%#,d
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$88.9	$109.8	$92.0	$94.0	$93.8	$119.1
Ratio of Gross Expenses to Average Net Assets[e]	0.99%[f]	1.00%	1.03%	1.01%	1.00%	0.99%
Ratio of Net Expenses to Average Net Assets	0.99%[f]	1.00%	1.03%	1.01%	1.00%	0.97%[g]
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.86%[f]	0.74%	1.12%	1.22%	0.76%	0.79%[g]
Portfolio Turnover Rate	8%[c]	40%	35%	14%	34%	35%
See Notes to Financial Highlights
20

Financial Highlights  (cont’d)

Class S
	Six Months Ended June 30,	Year Ended December 31,
	2022 (Unaudited)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.82	$18.02	$18.68	$17.95	$22.22	$19.19
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	0.07	0.10	0.13	0.19	0.11	0.10
Net Gains or Losses on Securities (both realized and unrealized)	(3.51)	5.76	(0.68)	2.66	(3.41)	3.03
Total From Investment Operations	(3.44)	5.86	(0.55)	2.85	(3.30)	3.13
Less Distributions From:
Net Investment Income	—	(0.06)	(0.11)	(0.05)	(0.06)	(0.10)
Net Realized Capital Gains	—	—	—	(2.07)	(0.91)	—
Total Distributions	—	(0.06)	(0.11)	(2.12)	(0.97)	(0.10)
Net Asset Value, End of Period	$20.38	$23.82	$18.02	$18.68	$17.95	$22.22
Total Return[b]	(14.44)%[c]	32.52%	(2.83)%	16.43%[d]	(15.48)%[d]	16.35%#,d
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$35.9	$43.5	$39.5	$43.8	$44.8	$59.3
Ratio of Gross Expenses to Average Net Assets[e]	1.25%[f]	1.25%	1.28%	1.26%	1.25%	1.25%
Ratio of Net Expenses to Average Net Assets	1.25%[f,h]	1.25%[h]	1.25%	1.25%	1.25%[h]	1.25%[g,h]
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.61%[f]	0.48%	0.89%	0.98%	0.49%	0.49%[g]
Portfolio Turnover Rate	8%[c]	40%	35%	14%	34%	35%
See Notes to Financial Highlights
21

Notes to Financial Highlights Mid Cap Intrinsic Value Portfolio (Unaudited)
a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c	Not annualized.
d	The class action proceeds received in 2019, 2018 and 2017 had no impact on the Fund’s total return for the years ended December 31, 2019, 2018 and 2017, respectively.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if the Fund had not received refunds, plus interest, from State Street noted in # below for custodian out-of-pocket expenses previously paid during the year ended December 31, 2017. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

f	Annualized.
g
The custodian expenses refund noted in # below is non-recurring and is included in these ratios. Had the Fund not received the refund, the annualized ratio of net expenses to average net assets and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets
	Year Ended December 31, 2017
Class I	0.99%	0.77%
Class S	1.25%	0.48%

h
After repayment of expenses previously reimbursed and/or fees previously waived by Management, as applicable.
Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Six Months Ended June 30,	Year Ended December 31,
	2022	2021	2018	2017
Class S	1.24%	1.25%	1.25%	1.24%

#
In May 2016, the Fund’s custodian, State Street, announced that it had identified inconsistencies in the way in which the Fund was invoiced for categories of expenses, particularly those deemed “out-of-pocket” costs, from
1998 through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period in question. These amounts were refunded to the Fund by State Street during the year ended December 31, 2017. These amounts had no impact on the Fund’s total return for the year ended
December 31, 2017.

22

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT is available on the SEC’s website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).
Liquidity Risk Management Program
Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund’s liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions, which for the relevant period included, among other factors, market volatility as a result of geopolitical tensions (e.g., Russia’s invasion of Ukraine) and the emergence of new COVID variants. The Program Administrator also utilizes information about the Fund’s investment strategy, the characteristics of the Fund’s shareholder base and historical redemption activity.
The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from April 1, 2021 through March 31, 2022. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.
23

Neuberger Berman
Advisers Management Trust
Short Duration Bond Portfolio
I Class Shares

Semi-Annual Report
June 30, 2022
B0374 08/22

Short Duration Bond Portfolio Commentary (Unaudited)
The Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio Class I posted a -5.73% total return for the six-month period ended June 30, 2022 (the reporting period), lagging its benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the Index), which returned -3.11% for the same period.
The overall U.S. taxable investment-grade bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, generated poor results during the reporting period. Driving this weakness was elevated and persistent inflation, which reached a 40-year high in May.  In an attempt to rein in inflation, the U.S. Federal Reserve Board (Fed) aggressively tightened monetary policy with rates hikes at its meetings in March, May and June, the latter of which was the largest increase since 1994. The market was also impacted by the repercussions from the war in Ukraine, supply chain issues and recessionary concerns. Against this backdrop, the Index posted its worst first half of a year returns on record. All told, the spread sectors (non-U.S. Treasury securities) generally lagged similar duration Treasuries during the reporting period.
The largest detractor from the Fund’s performance during the reporting period was its exposure to corporate bonds. Elsewhere, the allocation to structured products, including asset-backed securities, commercial mortgage-backed securities and mortgage credit were headwinds for results. There were no significant contributors to relative performance in this difficult market environment.
The Fund’s use of futures contracts contributed positively to performance during the reporting period.
We maintained the Fund’s overall positioning during the reporting period, focusing on a diversified mix of non-Treasury spread sectors. Within the corporate bond sector, we pared our exposure to lower quality securities in favor of higher quality issuers. We also actively adjusted our structured product exposure and opportunistically purchased securities that we found to be attractively valued.
In the wake of more aggressive central bank positioning, we believe that fixed income assets are likely to continue experiencing a “two-way” market in coming months, with improved valuations drawing investors to targeted opportunities, but the weight of higher short-term rates and the threat of inflation contributing to volatility. Based on monetary trends and the early reaction in the economy, we anticipate a slowing growth environment in the U.S., with rising recession risk that depends on the extent of front-loaded Fed interest rate hikes. In our view, U.S. inflation has likely peaked, but is likely to stay elevated until the end of the year, when we think it could ease. In this environment we are seeing opportunities across credit sectors. We anticipate continued macro volatility will keep spreads two-way, while positive underlying fundamentals across a range of sectors should provide support to the overall credit market. In terms of the Fund, we will seek to maintain an “up in quality” credit bias given their attractive yields and the uncertain economic environment.
Sincerely,
Michael Foster, Matthew McGinnis, Ashok Bhatia and David M. Brown
Portfolio Managers
 Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.
The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund’s portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Short Duration Bond Portfolio (Unaudited)

PORTFOLIO BY INVESTMENT TYPE
(as a % of Total Net Assets)
Asset-Backed Securities	16.9%
Convertible Bonds	0.2
Corporate Bonds	46.7
Mortgage-Backed Securities	29.1
U.S. Treasury Obligations	0.5
Short-Term Investments	6.5
Other Assets Less Liabilities	0.1*
Total	100.0%

*	Includes the impact of the Fund's open positions in derivatives, if any.

PERFORMANCE HIGHLIGHTS
	Inception Date	Six Month Period Ended 06/30/2022	Average Annual Total Return Ended 06/30/2022
			1 Year	5 Years	10 Years	Life of Fund
At NAV
Class I	09/10/1984	-5.73%	-6.08%	0.58%	0.83%	4.27%
Index
Bloomberg 1-3 Year U.S. Government/Credit Bond Index*,[1,2]		-3.11%	-3.56%	1.07%	1.01%	4.85%
*
Effective August 24, 2021, the Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index changes its name to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index.
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.
The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC (“NBIA”) had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class’s returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.
For the period ended June 30, 2022, the 30-day SEC yield was 4.53% for Class I shares.
As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2021 was 0.83% for Class I shares (before expense reimbursements and/or fee waivers, if any). The expense ratios for the semi-annual period ended June 30, 2022 can be found in the Financial Highlights section of this report.

Endnotes (Unaudited)

1	The date used to calculate Life of Fund performance for the index is September 10, 1984, the Fund’s commencement of operations.
2
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Bloomberg
U.S. Government/Credit Bond Index. The Bloomberg U.S. Government/Credit Bond Index is the non-securitized component of the Bloomberg U.S. Aggregate Bond Index and includes Treasuries and government-related
(agency, sovereign, supranational, and local authority debt) and corporate securities. Effective August 24, 2021, all
Bloomberg Barclays fixed income indices were rebranded as “Bloomberg indices.” Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).
Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans. Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.
The “Neuberger Berman” name and logo and “Neuberger Berman Investment Advisers LLC” name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.
© 2022 Neuberger Berman BD LLC, distributor. All rights reserved.

Information About Your Fund’s Expenses (Unaudited)
As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.
This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2022 and held for the entire period. The table illustrates the Fund’s costs in two ways:
Actual Expenses and Performance:
The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund’s actual performance during the period indicated.
You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled
“Expenses Paid During the Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SHORT DURATION BOND PORTFOLIO
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Actual	1/1/22	6/30/22	1/1/22 – 6/30/22
Class I	$1,000.00	$942.70	$3.90(a)
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,020.78	$4.06(b)

(a)	Expenses are equal to the annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
(b)
Hypothetical expenses are equal to the annualized expense ratio of 0.81%, multiplied by the average account value over the period
(assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

Legend June 30, 2022 (Unaudited)
Short Duration Bond Portfolio

Benchmarks:
LIBOR	= London Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
SOFR30A	= 30 Day Average Secured Overnight Financing Rate
Index Periods/Payment Frequencies:
1M	= 1 Month
3M	= 3 Months
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Currency Abbreviations:
USD	= United States Dollar

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)
June 30, 2022

Principal Amount		Value
U.S. Treasury Obligations 0.5%
$531,904	U.S. Treasury Inflation-Indexed Bonds(a), 0.13%, due 1/15/2032 (Cost $507,015)	$ 504,883

Mortgage-Backed Securities 29.1%
Adjustable Mixed Balance 0.1%
97,660	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 2.19%, due 6/19/2034	93,286(b)
Collateralized Mortgage Obligations 11.0%
168,906	Angel Oak Mortgage Trust, Ser. 2019-6, Class A1, 2.62%, due 11/25/2059	165,844(c)(d)
Connecticut Avenue Securities Trust
53,825	Ser. 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%), 3.92%, due 8/25/2031	53,825(b)(c)
236,000	Ser. 2021-R01, Class 1M2, (SOFR30A + 1.55%), 2.48%, due 10/25/2041	218,896(b)(c)
395,000	Ser. 2022-R03, Class 1M2, (SOFR30A + 3.50%), 4.43%, due 3/25/2042	375,783(b)(c)
164,000	Connecticut Avenue Securities Trust , Ser. 2022-RO7, Class 1M1, (SOFR30A + 2.95%), 3.88%, due 6/25/2042	164,384(b)(c)(e)
261,859	Ellington Financial Mortgage Trust, Ser. 2022-1, Class A1, 2.21%, due 1/25/2067	238,695(c)(d)
Fannie Mae Connecticut Avenue Securities
580,227	Ser. 2016-C02, Class 1M2, (1M USD LIBOR + 6.00%), 7.62%, due 9/25/2028	602,954(b)
216,418	Ser. 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 6.92%, due 10/25/2028	223,215(b)
715,340	Ser. 2016-C04, Class 1M2, (1M USD LIBOR + 4.25%), 5.87%, due 1/25/2029	729,728(b)
519,308	Ser. 2016-C06, Class 1M2, (1M USD LIBOR + 4.25%), 5.87%, due 4/25/2029	536,952(b)
229,016	Ser. 2016-C07, Class 2M2, (1M USD LIBOR + 4.35%), 5.97%, due 5/25/2029	236,794(b)
796,631	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 4.62%, due 10/25/2029	803,675(b)
700,673	Ser. 2017-C05, Class 1M2, (1M USD LIBOR + 2.20%), 3.82%, due 1/25/2030	703,714(b)
713,422	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 3.87%, due 7/25/2030	713,423(b)
Freddie Mac Structured Agency Credit Risk Debt Notes
801,821	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 4.87%, due 7/25/2029	807,874(b)
900,032	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 3.97%, due 4/25/2030	898,463(b)
275,257	Ser. 2019-CS03, Class M1, (1M USD LIBOR + 0.00%), 1.62%, due 10/25/2032	274,372(b)(c)
275,000	Ser. 2022-DNA2, Class M2, (SOFR30A + 3.75%), 4.68%, due 2/25/2042	246,891(b)(c)
320,000	Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits, Ser. 2022-HQA1, Class M2, (SOFR30A + 5.25%), 6.18%, due 3/25/2042	297,745(b)(c)
GCAT Trust
265,147	Ser. 2019-NQM3, Class A1, 2.69%, due 11/25/2059	255,650(c)(d)
521,837	Ser. 2021-NQM5, Class A1, 1.26%, due 7/25/2066	460,888(c)(d)
488,863	SGR Residential Mortgage Trust, Ser. 2021-2, Class A1, 1.74%, due 12/25/2061	430,421(c)(d)
5,368	Starwood Mortgage Residential Trust, Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	5,360(c)(d)
Verus Securitization Trust
530,421	Ser. 2021-3, Class A3, 1.44%, due 6/25/2066	456,484(c)(d)
458,018	Ser. 2021-6, Class A3, 1.89%, due 10/25/2066	402,924(c)(d)
10,304,954
Commercial Mortgage-Backed 16.7%
1,166,718	BANK, Ser. 2020-BN30, Class A1, 0.45%, due 12/15/2053	1,097,618
5,384,702	BBCMS Mortgage Trust, Ser. 2021-C11, Class XA, 1.51%, due 9/15/2054	453,431(d)(f)
510,000	BB-UBS Trust, Ser. 2012-SHOW, Class A, 3.43%, due 11/5/2036	490,636(c)
Benchmark Mortgage Trust
227,000	Ser. 2021-B31, Class D, 2.25%, due 12/15/2054	143,393(c)
97,000	Ser. 2021-B31, Class E, 2.25%, due 12/15/2054	56,865(c)
157,000	BPR Trust, Ser. 2022-OANA, Class D, (SOFR + 3.70%), 4.97%, due 4/15/2037	152,610(b)(c)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$1,150,000	BX Commercial Mortgage Trust, Ser. 2021-VOLT, Class D, (1M USD LIBOR + 1.65%), 2.97%, due 9/15/2036	$ 1,075,227(b)(c)
BX Trust
587,000	Ser. 2021-SDMF, Class E, (1M USD LIBOR + 1.59%), 2.91%, due 9/15/2034	547,941(b)(c)
269,000	Ser. 2019-OC11, Class A, 3.20%, due 12/9/2041	240,341(c)
320,000	BXMT Ltd., Ser. 2020-FL2, Class A, (SOFR + 1.01%), 2.49%, due 2/15/2038	314,126(b)(c)
CAMB Commercial Mortgage Trust
1,006,000	Ser. 2019-LIFE, Class D, (1M USD LIBOR + 1.75%), 3.07%, due 12/15/2037	968,092(b)(c)
130,000	Ser. 2019-LIFE, Class F, (1M USD LIBOR + 2.55%), 3.87%, due 12/15/2037	123,796(b)(c)
Citigroup Commercial Mortgage Trust
830,000	Ser. 2015-P1, Class A5, 3.72%, due 9/15/2048	817,609
99,427	Ser. 2016-P3, Class A2, 2.74%, due 4/15/2049	99,317
Commercial Mortgage Trust
1,111,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	1,099,603
11,879,773	Ser. 2014-CR18, Class XA, 1.15%, due 7/15/2047	180,950(d)(f)
15,684,175	CSAIL Commercial Mortgage Trust, Ser. 2016-C5, Class XA, 1.07%, due 11/15/2048	378,185(d)(f)
800,000	Eleven Madison Mortgage Trust, Ser. 2015-11MD, Class A, 3.67%, due 9/10/2035	772,967(c)(d)
Freddie Mac Multiclass Certificates
2,420,000	Ser. 2020-RR03, Class X1, 1.71%, due 7/27/2028	208,594(f)
1,500,000	Ser. 2020-RR02, Class DX, 1.82%, due 9/27/2028	141,335(d)(f)
1,535,000	Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	108,357(d)(f)
26,601,202	Freddie Mac Multifamily Structured Pass Through Certificates, Ser. K737, Class X1, 0.75%, due 10/25/2026	587,086(d)(f)
GS Mortgage Securities Trust
155,472	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	152,780(c)
172,221,789	Ser. 2013-GC13, Class XA, 0.09%, due 7/10/2046	77,672(d)(f)
1,000,000	Ser. 2014-GC22, Class A4, 3.59%, due 6/10/2047	989,334
17,861,000	Ser. 2015-GC30, Class XA, 0.87%, due 5/10/2050	312,369(d)(f)
JP Morgan Chase Commercial Mortgage Securities Trust
285,000	Ser. 2012-HSBC, Class B, 3.72%, due 7/5/2032	284,867(c)
285,000	Ser. 2012-HSBC, Class C, 4.02%, due 7/5/2032	284,861(c)
235,000	Ser. 2022-OPO, Class D, 3.56%, due 1/5/2039	196,943(c)(d)
267,188	JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C29, Class ASB, 3.30%, due 5/15/2048	264,035
214,000	Manhattan West Mortgage Trust, Ser. 2020-1MW, Class D, 2.41%, due 9/10/2039	178,314(c)(d)
166,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C9, Class B, 3.71%, due 5/15/2046	162,619(d)
693,000	NYO Commercial Mortgage Trust, Ser. 2021-1290, Class D, (1M USD LIBOR + 2.55%), 3.87%, due 11/15/2038	643,238(b)(c)
165,000	ONE Park Mortgage Trust, Ser. 2021-PARK, Class E, (1M USD LIBOR + 1.75%), 3.07%, due 3/15/2036	152,832(b)(c)
Taubman Centers Commercial Mortgage Trust
146,000	Ser. 2022-DPM, Class B, (SOFR + 2.93%), 4.21%, due 5/15/2037	140,830(b)(c)
123,000	Ser. 2022-DPM, Class C, (SOFR + 3.78%), 5.06%, due 5/15/2037	117,941(b)(c)
236,884	UBS Commercial Mortgage Trust, Ser. 2018-C14, Class A1, 3.38%, due 12/15/2051	235,617
26,735	Wells Fargo Commercial Mortgage Trust, Ser. 2012-LC5, Class A3, 2.92%, due 10/15/2045	26,705
WF-RBS Commercial Mortgage Trust
15,675,057	Ser. 2014-LC14, Class XA, 1.41%, due 3/15/2047	228,873(d)(f)
1,130,000	Ser. 2014-C25, Class A5, 3.63%, due 11/15/2047	1,115,260
15,623,169
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont’d)
Principal Amount		Value

Fannie Mae 0.7%
$614,432	Pass-Through Certificates, 4.50%, due 5/1/2041 - 5/1/2044	$631,970
Freddie Mac 0.6%
Pass-Through Certificates
203,664	3.50%, due 5/1/2026	203,188
325,435	4.50%, due 11/1/2039	336,240
539,428
Total Mortgage-Backed Securities (Cost $30,504,007)		27,192,807
Asset-Backed Securities 16.9%
1,125,000	37 Capital CLO I Ltd., Ser. 2021-1A, Class A, (SOFR + 1.20%), 2.05%, due 10/15/2034	1,085,843(b)(c)
1,000,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	986,791(c)
333,705	Aqua Finance Trust, Ser. 2021-A, Class A, 1.54%, due 7/17/2046	308,278(c)
500,000	Benefit Street Partners CLO XIX Ltd., Ser. 2019-19A, Class D, (3M USD LIBOR + 3.80%), 4.84%, due 1/15/2033	477,509(b)(c)
1,400,000	Crown Castle Towers LLC, 3.66%, due 5/15/2025	1,369,227(c)
565,000	Fort Washington CLO Ltd., Ser. 2021-2A, Class A, (3M USD LIBOR + 1.22%), 2.28%, due 10/20/2034	546,093(b)(c)
1,900,000	Gulf Stream Meridian 3 Ltd., Ser. 2021-IIIA, Class A1, (3M USD LIBOR + 1.32%), 2.36%, due 4/15/2034	1,837,183(b)(c)
732,494	JPMorgan Chase Bank NA, Ser. 2021-3, Class B, 0.76%, due 2/26/2029	707,825(c)
500,000	Milos CLO Ltd., Ser. 2017-1A, Class DR, (3M USD LIBOR + 2.75%), 3.81%, due 10/20/2030	459,765(b)(c)
MVW LLC
484,234	Ser. 2021-2A, Class A, 1.43%, due 5/20/2039	441,022(c)
335,633	Ser. 2021-2A, Class B, 1.83%, due 5/20/2039	306,133(c)
111,624	Ser. 2021-1WA, Class B, 1.44%, due 1/22/2041	101,190(c)
Navient Private Ed. Refi Loan Trust
450,318	Ser. 2021-EA, Class A, 0.97%, due 12/16/2069	403,872(c)
264,458	Ser. 2021-FA, Class A, 1.11%, due 2/18/2070	231,624(c)
500,000	OHA Loan Funding Ltd., Ser. 2016-1A, Class DR, (3M USD LIBOR + 3.00%), 4.06%, due 1/20/2033	468,161(b)(c)
500,000	Palmer Square CLO Ltd., Ser. 2015-2A, Class CR2, (3M USD LIBOR + 2.75%), 3.81%, due 7/20/2030	465,481(b)(c)
1,195,000	PFS Financing Corp., Ser. 2021-A, Class A, 0.71%, due 4/15/2026	1,118,911(c)
565,000	Prestige Auto Receivables Trust, Ser. 2021-1A, Class D, 2.08%, due 2/15/2028	516,172(c)
Sierra Timeshare Receivables Funding LLC
112,768	Ser. 2019-2A, Class A, 2.59%, due 5/20/2036	110,288(c)
132,771	Ser. 2020-2A, Class C, 3.51%, due 7/20/2037	127,049(c)
500,000	Signal Peak CLO 2 LLC, Ser. 2015-1A, Class DR2, (3M USD LIBOR + 2.85%), 3.91%, due 4/20/2029	469,072(b)(c)
412,508	SoFi Professional Loan Program Trust, Ser. 2021-A, Class AFX, 1.03%, due 8/17/2043	375,129(c)
500,000	Symphony CLO XXII Ltd., Ser. 2020-22A, Class D, (3M USD LIBOR + 3.15%), 4.19%, due 4/18/2033	457,977(b)(c)
500,000	TICP CLO VII Ltd., Ser. 2017-7A, Class DR, (3M USD LIBOR + 3.20%), 4.24%, due 4/15/2033	461,858(b)(c)
500,000	TICP CLO XV Ltd., Ser. 2020-15A, Class D, (3M USD LIBOR + 3.15%), 4.21%, due 4/20/2033	462,289(b)(c)
500,000	TRESTLES CLO III Ltd., Ser. 2020-3A, Class D, (3M USD LIBOR + 3.25%), 4.31%, due 1/20/2033	462,002(b)(c)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$1,125,000	Whitebox CLO III Ltd., Ser. 2021-3A, Class A1, (3M USD LIBOR + 1.22%), 2.26%, due 10/15/2034	$ 1,077,892(b)(c)
Total Asset-Backed Securities (Cost $16,858,863)		15,834,636

Corporate Bonds 46.7%
Aerospace & Defense 1.4%
1,400,000	Boeing Co., 2.20%, due 2/4/2026	1,261,912
Agriculture 0.5%
535,000	BAT Capital Corp., 2.26%, due 3/25/2028	448,189
Airlines 2.3%
1,010,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 4/20/2026	927,973(c)
140,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	141,706(c)
535,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	519,840(c)
255,000	United Airlines, Inc., 4.38%, due 4/15/2026	224,698(c)
390,000	United Continental Holdings, Inc., 4.88%, due 1/15/2025	362,287
		2,176,504
Auto Manufacturers 1.6%
	General Motors Financial Co., Inc.
340,000	3.80%, due 4/7/2025	331,468
530,000	2.75%, due 6/20/2025	497,274
400,000	2.70%, due 8/20/2027	351,959
370,000	Volkswagen Group of America Finance LLC, 3.35%, due 5/13/2025	357,609(c)
		1,538,310
Banks 13.2%
550,000	Banco Santander SA, 2.75%, due 5/28/2025	520,791
	Bank of America Corp.
650,000	Ser. L, 3.95%, due 4/21/2025	641,097
1,085,000	3.38%, due 4/2/2026	1,051,695(g)
1,000,000	BNP Paribas SA, 3.80%, due 1/10/2024	993,331(c)
1,070,000	Citigroup, Inc., 3.35%, due 4/24/2025	1,048,011(g)
1,920,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	1,699,301(g)
	JPMorgan Chase & Co.
700,000	2.30%, due 10/15/2025	666,543(g)
505,000	4.08%, due 4/26/2026	498,701(g)
	Morgan Stanley
500,000	3.62%, due 4/17/2025	493,598(g)
1,200,000	0.79%, due 5/30/2025	1,117,099(g)
855,000	1.59%, due 5/4/2027	758,949(g)
1,750,000	Royal Bank of Canada, 3.38%, due 4/14/2025	1,726,812
1,100,000	Wells Fargo & Co., 3.91%, due 4/25/2026	1,081,834(g)
		12,297,762
Building Materials 0.2%
270,000	Jeld-Wen, Inc., 4.63%, due 12/15/2025	229,500(c)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont’d)
Principal Amount		Value

Commercial Services 0.3%
$300,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, due 4/15/2026	$279,750(c)
Cosmetics - Personal Care 0.3%
270,000	GSK Consumer Healthcare Capital U.S. LLC, 3.02%, due 3/24/2024	265,964(c)
Diversified Financial Services 2.0%
AerCap Ireland Capital Designated Activity Co./AerCap Global Aviation Trust
800,000	4.50%, due 9/15/2023	796,173
540,000	6.50%, due 7/15/2025	552,516
710,000	Global Aircraft Leasing Co. Ltd., 6.00% Cash/7.25% PIK, 6.50%, due 9/15/2024	537,825(c)(h)
1,886,514
Energy - Alternate Sources 0.3%
320,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	278,402(c)
Entertainment 1.2%
1,160,000	Magallanes, Inc., 3.76%, due 3/15/2027	1,088,070(c)
Food 0.9%
970,000	JBS Finance Luxembourg S.a.r.l., 2.50%, due 1/15/2027	843,765(c)
Gas 0.3%
251,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 2.11%, due 3/2/2023	250,295(b)
Healthcare - Products 0.5%
445,000	Baxter Int'l, Inc. , 1.32%, due 11/29/2024	417,752
Healthcare - Services 0.5%
545,000	Select Medical Corp., 6.25%, due 8/15/2026	508,736(c)
Leisure Time 1.3%
Carnival Corp.
345,000	10.50%, due 2/1/2026	343,437(c)
280,000	5.75%, due 3/1/2027	202,238(c)
270,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	231,525(c)
295,000	NCL Corp. Ltd., 3.63%, due 12/15/2024	245,368(c)
320,000	Royal Caribbean Cruises Ltd., 4.25%, due 7/1/2026	227,315(c)
1,249,883
Lodging 0.1%
110,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	100,650(c)
Media 1.1%
525,000	Comcast Corp., 4.15%, due 10/15/2028	523,543
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont’d)
Principal Amount		Value

Media – cont'd
$550,000	Fox Corp., 3.05%, due 4/7/2025	$ 532,546
		1,056,089
Oil & Gas 0.4%
265,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, due 11/1/2026	246,450(c)
90,000	PDC Energy, Inc., 5.75%, due 5/15/2026	83,955
		330,405
Packaging & Containers 1.0%
1,015,000	Sonoco Products Co., 1.80%, due 2/1/2025	952,657
Pharmaceuticals 1.1%
1,135,000	Upjohn, Inc., 1.65%, due 6/22/2025	1,027,467
Pipelines 3.2%
125,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	118,146(c)
243,000	EQM Midstream Partners L.P., 6.00%, due 7/1/2025	232,959(c)
160,000	Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, due 10/1/2025	147,600
660,000	MPLX L.P., 4.88%, due 6/1/2025	663,139
	New Fortress Energy, Inc.
610,000	6.75%, due 9/15/2025	576,450(c)
470,000	6.50%, due 9/30/2026	425,708(c)
90,000	Rattler Midstream L.P., 5.63%, due 7/15/2025	89,961(c)
160,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, due 10/15/2026	143,651(c)
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
140,000	7.50%, due 10/1/2025	135,489(c)
540,000	6.00%, due 3/1/2027	481,950(c)
		3,015,053
Real Estate Investment Trusts 2.1%
	American Tower Corp.
645,000	1.60%, due 4/15/2026	576,453
805,000	1.45%, due 9/15/2026	704,054
355,000	Hospitality Properties Trust, 4.35%, due 10/1/2024	288,473
300,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	289,470(c)
115,000	VICI Properties L.P./VICI Note Co, Inc., 4.63%, due 6/15/2025	109,394(c)
		1,967,844
Retail 1.0%
1,100,000	Lowe's Cos., Inc., 1.70%, due 9/15/2028	936,496
Semiconductors 2.1%
750,000	Broadcom, Inc., 3.15%, due 11/15/2025	722,272
1,400,000	Marvell Technology, Inc., 1.65%, due 4/15/2026	1,254,148
		1,976,420
Software 2.2%
540,000	Infor, Inc., 1.45%, due 7/15/2023	525,350(c)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont’d)
Principal Amount		Value

Software – cont'd
$1,700,000	Oracle Corp., 1.65%, due 3/25/2026	$ 1,522,790
		2,048,140
Telecommunications 5.6%
	AT&T, Inc.
1,370,000	1.70% NBIA, due 3/25/2026	1,251,738
955,000	1.65% Management, due 2/1/2028	826,182
490,000	CommScope Finance LLC, 6.00%, due 3/1/2026	451,305(c)
	T-Mobile USA, Inc.
550,000	3.50%, due 4/15/2025	537,922
690,000	3.75%, due 4/15/2027	664,415
	Verizon Communications, Inc.
1,025,000	1.45%, due 3/20/2026	937,505
550,000	2.63%, due 8/15/2026	519,628
		5,188,695
Total Corporate Bonds (Cost $47,324,078)		43,621,224

Convertible Bonds 0.2%
Media 0.2%
300,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $272,186)	202,650
Number of Shares

Short-Term Investments 6.5%
Investment Companies 6.5%
6,040,520	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.43%(i) (Cost $6,040,520)	6,040,520(j)
Total Investments 99.9% (Cost $101,506,669)		93,396,720
Other Assets Less Liabilities 0.1%		113,701(k)
Net Assets 100.0%		$93,510,421

(a)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of June 30, 2022 and changes periodically.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At June 30, 2022, these securities amounted to
$39,295,383, which represents 42.0% of net assets of the Fund.

(d)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.

(e)	When-issued security. Total value of all such securities at June 30, 2022 amounted to $164,384, which represents 0.2% of net assets of the Fund.
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont’d)
(f)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Payment-in-kind (PIK) security.
(i)	Represents 7-day effective yield as of June 30, 2022.
(j)	All or a portion of this security is segregated in connection with obligations for when-issued securities and/or futures with a total value of $6,040,520.
(k)	Includes the impact of the Fund's open positions in derivatives at June 30, 2022.
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$72,846,775	77.9%
Cayman Islands	9,114,004	9.7%
Canada	1,726,812	1.8%
Ireland	1,348,689	1.4%
France	993,331	1.1%
Spain	520,791	0.6%
United Kingdom	448,189	0.5%
Germany	357,609	0.4%
Short-Term Investments and Other Assets—Net	6,154,221	6.6%
	$93,510,421	100.0%
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont’d)
Derivative Instruments
Futures contracts (“futures”)
At June 30, 2022, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2022	214	U.S. Treasury Note, 2 Year	$44,943,344	$(122,531)
12/2023	12	Euro, 90 Day	2,907,150	16,500
Total Long Positions			$47,850,494	$(106,031)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2022	23	U.S. Treasury Note, 10 Year	$(2,726,219)	$34,406
9/2022	160	U.S. Treasury Note, 5 Year	(17,960,000)	139,781
9/2022	1	U.S. Treasury Note, Ultra 10 Year	(127,375)	(31)
9/2022	3	U.S. Treasury Ultra Bond	(463,031)	(14,344)
12/2022	12	Euro, 90 day	(2,889,300)	(8,700)
Total Short Positions			$(24,165,925)	$151,112
Total Futures				$45,081
At June 30, 2022, the Fund had $326,191 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended June 30, 2022, the average notional value for the months where the Fund had futures outstanding was $53,082,260 for long positions and $(31,657,988) for short positions.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$504,883	$—	$504,883
Mortgage-Backed Securities#	—	27,192,807	—	27,192,807
Asset-Backed Securities	—	15,834,636	—	15,834,636
Corporate Bonds#	—	43,621,224	—	43,621,224
Convertible Bonds#	—	202,650	—	202,650
Short-Term Investments	—	6,040,520	—	6,040,520
Total Investments	$—	$93,396,720	$—	$93,396,720

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of June 30, 2022:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$190,687	$—	$—	$190,687
Liabilities	(145,606)	—	—	(145,606)
Total	$45,081	$—	$—	$45,081

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^
A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)
Neuberger Berman Advisers Management Trust
Short Duration Bond Portfolio
June 30, 2022
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$93,396,720
Cash	299
Cash collateral segregated for futures contracts (Note A)	326,191
Interest receivable	646,519
Receivable for accumulated variation margin on futures contracts (Note A)	45,081
Receivable for Fund shares sold	2,502
Prepaid expenses and other assets	1,399
Total Assets	94,418,711
Liabilities
Payable to investment manager (Note B)	13,255
Payable for securities purchased	671,322
Payable for Fund shares redeemed	96,812
Payable to administrator (Note B)	31,187
Payable to trustees	10,447
Other accrued expenses and payables	85,267
Total Liabilities	908,290
Net Assets	$93,510,421
Net Assets consist of:
Paid-in capital	$124,357,673
Total distributable earnings/(losses)	(30,847,252)
Net Assets	$93,510,421
Shares Outstanding ($.001 par value; unlimited shares authorized)	9,465,556
Net Asset Value, offering and redemption price per share	$9.88
* Cost of Investments:
(a) Unaffiliated issuers	$101,506,669

See Notes to Financial Statements

Statement of Operations (Unaudited)
Neuberger Berman Advisers Management Trust
Short Duration Bond Portfolio
For the Six Months Ended June 30, 2022
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$10,035
Interest and other income—unaffiliated issuers	1,863,137
Income from securities loaned—net	5,517
Total income	$1,878,689
Expenses:
Investment management fees (Note B)	87,060
Administration fees (Note B)	204,846
Shareholder servicing agent fees	2,676
Audit fees	25,376
Custodian and accounting fees	40,497
Insurance	1,477
Legal fees	10,942
Shareholder reports	13,393
Trustees' fees and expenses	21,656
Interest	228
Miscellaneous and other fees	5,508
Total expenses	413,659
Net investment income/(loss)	$1,465,030
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(1,056,923)
Expiration or closing of futures contracts	28,280
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(6,760,131)
Futures contracts	286,120
Net gain/(loss) on investments	(7,502,654)
Net increase/(decrease) in net assets resulting from operations	$(6,037,624)
See Notes to Financial Statements

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	Short Duration Bond Portfolio
	Six Months Ended	Fiscal Year Ended
	June 30, 2022 (Unaudited)	December 31, 2021
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$1,465,030	$2,744,476
Net realized gain/(loss) on investments	(1,028,643)	1,177,491
Change in net unrealized appreciation/(depreciation) of investments	(6,474,011)	(3,217,512)
Net increase/(decrease) in net assets resulting from operations	(6,037,624)	704,455
Distributions to Shareholders From (Note A):
Distributable earnings	—	(2,940,011)
From Fund Share Transactions (Note D):
Proceeds from shares sold	4,220,264	27,040,918
Proceeds from reinvestment of dividends and distributions	—	2,940,011
Payments for shares redeemed	(16,149,399)	(19,321,469)
Net increase/(decrease) from Fund share transactions	(11,929,135)	10,659,460
Net Increase/(Decrease) in Net Assets	(17,966,759)	8,423,904
Net Assets:
Beginning of period	111,477,180	103,053,276
End of period	$93,510,421	$111,477,180
See Notes to Financial Statements

Notes to Financial Statements Short Duration Bond Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the “Trust”) is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940
Act”), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio (the “Fund”) is a separate operating series of the Trust and is diversified. The Fund currently offers only Class I shares. The Trust’s Board of Trustees (the “Board”) may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a “—”, reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.”
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
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Portfolio valuation: In accordance with ASC 820 “Fair Value Measurement” (“ASC 820”), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
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Level 1 – unadjusted quoted prices in active markets for identical investments
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Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
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Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and Other Market Information.
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund’s daily calculated net asset value (“NAV”) per share (Level 2 inputs).
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently updating and implementing policies and procedures to ensure compliance with Rule 2a-5 by the September 8, 2022 compliance date.
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Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
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Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.
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Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company (“RIC”) by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2022, the Fund did not have any unrecognized tax positions.
For federal income tax purposes, the estimated cost of investments held at June 30, 2022 was $101,833,340. The estimated gross unrealized appreciation was $436,068 and estimated gross unrealized depreciation was $8,586,564 resulting in net unrealized depreciation in value of investments of $(8,150,496) based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2021, the Fund recorded the following permanent reclassification related to prior year true up adjustments:
Paid-in Capital	Total Distributable Earnings/(Losses)
$(138,249)	$138,249
The tax character of distributions paid during the years ended December 31, 2021, and December 31, 2020, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$2,940,011	$2,399,936	$—	$—	$2,940,011	$2,399,936

As of December 31, 2021, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$3,373,896	$—	$(1,676,487)	$(26,507,037)	$—	$(24,809,628)
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, amortization of bond premium and mark-to-market adjustments on futures.
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at December 31, 2021, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
Capital Loss Carryforwards
Long-Term	Short-Term
$23,846,906	$2,660,131
During the fiscal year ended December 31, 2021, the Fund had utilized capital loss carryforwards of $515,446.
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Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
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Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
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Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.
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Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
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Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 under the 1940 Act, which became effective on January 19, 2022, or any other applicable exemptive relief. Prior to the effectiveness of Rule 12d1-4, the Fund was permitted to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of exemptive orders. These exemptive orders along with Rule 12d1-2 were rescinded upon the effectiveness of Rule 12d1-4. Rule 12d1-4 contains elements from the SEC’s prior exemptive orders permitting fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.
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When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
The Fund may also enter into a TBA agreement and “roll over” such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.
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Derivative instruments: The Fund’s use of derivatives during the six months ended June 30, 2022, is described below. Please see the Schedule of Investments for the Fund’s open positions in derivatives, if any, at June 30, 2022. The disclosure requirements of ASC 815 “Derivatives and Hedging” (“ASC 815”) distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the Fund will use derivatives, may adversely affect the Fund's performance and may increase costs related to the Fund's use of derivatives.
Futures contracts: During the six months ended June 30, 2022, the Fund used U.S. Treasury and Eurodollar futures to manage the duration of the Fund.
At the time the Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as “initial margin,” which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as “variation margin,” to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this “mark to market,” are recorded by the Fund as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund’s taxable income.
At June 30, 2022, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	$190,687	Receivable/Payable for accumulated variation margin on futures contracts	$(145,606)
The impact of the use of these derivative instruments on the Statement of Operations during the six months ended June 30, 2022, was as follows:
	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Futures
Interest rate risk	$28,280	$286,120

(a)	Realized gains/(losses) on derivatives are located in the Statement of Operations each under the caption, “Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts

(b)	Change in unrealized appreciation/(depreciation) is located in the Statement of Operations each under the caption, “Change in net unrealized appreciation/(depreciation) in value of:”

Futures	Futures contracts
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Securities lending: The Fund, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption “Income from securities loaned-net” and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included on the Statement of Assets and Liabilities . The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
As of June 30, 2022, the Fund did not have any outstanding loans of securities.
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Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers (“Officers”) and trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at an annual rate of 0.17% of the first $2 billion of the Fund’s average daily net assets and 0.15% of average daily net assets in excess of $2 billion. Accordingly, for the six months ended June 30, 2022, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.17% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. The Fund pays NBIA an administration fee at the annual rate of 0.40% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse the Fund so that the total annual operating expenses do not exceed the expense limitation as detailed in the following table. This undertaking excludes interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) (“annual operating expenses”); consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that it will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2022, there was no repayment to NBIA under these agreements.
At June 30, 2022, the Fund had no contingent liabilities to NBIA under the agreement.

			Expenses Reimbursed in Year Ended December 31,
			2019	2020	2021	2022
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2022	2023	2024	2025
Class I	0.95%(b)	12/31/25	$—	$—	$—	$—

(a)	Expense limitation per annum of the Fund's average daily net assets.
(b)	Prior to February 28, 2020, the contractual expense limitation was 1.00%.
Neuberger Berman BD LLC is the Fund’s “principal underwriter” within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
Note C — Securities Transactions:
During the six months ended June 30, 2022 there were purchase and sale transactions of long-term securities (excluding futures) as follows:
Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations
$2,321,145	$26,993,748	$4,414,569	$39,172,454
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2022, and for the year ended December 31, 2021, was as follows:
	For the Six Months Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	409,299	—	(1,585,901)	(1,176,602)	2,518,948	279,469	(1,801,877)	996,540
Note E—Line of Credit:
At June 30, 2022, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, and (c) an overnight bank funding rate plus 1.00% per annum; provided that should the Administrative Agent of the Credit Facility determine that the daily simple SOFR rate is unavailable, then the interest rate option described in (b) shall be replaced with a benchmark replacement determined to be applicable by such Administrative Agent. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2022.  During the six months ended June 30, 2022, the Fund did not utilize the Credit Facility.
Note F—Recent Accounting Pronouncement:
In January 2021, the FASB issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
In June 2022, FASB issued Accounting Standards Update No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the impact of applying this update.
Note G—Other Matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.
Russia's Invasion of Ukraine: Russia’s invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
Note H—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights
Short Duration Bond Portfolio
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A “—” indicates that the line item was not applicable in the corresponding period.
Class I
	Six Months Ended June 30,	Year Ended December 31,
	2022 (Unaudited)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.48	$10.68	$10.57	$10.40	$10.46	$10.52
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	0.14	0.26	0.24	0.18	0.14	0.11
Net Gains or (Losses) on Securities (both realized and unrealized)	(0.74)	(0.18)	0.12	0.20	(0.03)	(0.02)
Total From Investment Operations	(0.60)	0.08	0.36	0.38	0.11	0.09
Less Distributions From:
Net Investment Income	—	(0.28)	(0.25)	(0.21)	(0.17)	(0.15)
Net Asset Value, End of Period	$9.88	$10.48	$10.68	$10.57	$10.40	$10.46
Total Return[b]	(5.73)%[c]	0.74%[d]	3.46%	3.69%[d]	1.02%[d]	0.89%#,d
Supplemental Data/Ratios
Net Assets, End of Period (in millions)	$93.5	$111.5	$103.1	$107.0	$117.6	$131.6
Ratio of Gross Expenses to Average Net Assets[e]	0.81%[f]	0.80%	0.86%	0.88%	0.87%	0.85%
Ratio of Net Expenses to Average Net Assets	0.81%[f]	0.80%	0.86%	0.88%	0.87%	0.75%[g]
Ratio of Net Investment Income/(Loss) to Average Net Assets	2.86%[f]	2.47%	2.26%	1.69%	1.34%	1.03%[g]
Portfolio Turnover Rate	29%[c]	91%	162%	91%	60%	87%

See Notes to Financial Highlights

Notes to Financial Highlights Short Duration Bond Portfolio (Unaudited)
a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c	Not annualized.
d
The class action proceeds received in 2021, 2019 and 2017 had no impact on the Fund’s total return for the years ended December 31, 2021, 2019 and 2017, respectively. Had the Fund not received class action proceeds in 2018, total return based on per share NAV for the year ended December 31, 2018 would have been:

Year Ended December 31,
2018
Class I	0.92%

e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if the Fund had not received refunds, plus interest, from State Street noted in # below for custodian out-of-pocket expenses previously paid during the year ended December 31, 2017. Management did not reimburse or waive fees during the fiscal periods shown.

f	Annualized.
g
The custodian expenses refund noted in # below is non-recurring and is included in these ratios. Had the Fund not received the refund, the annualized ratio of net expenses to average net assets and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets
	Year Ended December 31, 2017
Class I	0.85%	0.92%

#
In May 2016, the Fund’s custodian, State Street, announced that it had identified inconsistencies in the way in which the Fund was invoiced for categories of expenses, particularly those deemed “out-of-pocket” costs, from
1998 through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period in question. These amounts were refunded to the Fund by State Street during the year ended December 31, 2017. These amounts had no impact on the Fund’s total return for the year ended
December 31, 2017.

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT is available on the SEC’s website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).
Liquidity Risk Management Program
Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund’s liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions, which for the relevant period included, among other factors, market volatility as a result of geopolitical tensions (e.g., Russia’s invasion of Ukraine) and the emergence of new COVID variants. The Program Administrator also utilizes information about the Fund’s investment strategy, the characteristics of the Fund’s shareholder base and historical redemption activity.
The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from April 1, 2021 through March 31, 2022. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.

Neuberger Berman
Advisers Management Trust
Sustainable Equity Portfolio
I Class Shares
S Class Shares

Semi-Annual Report
June 30, 2022
B0738 08/22

Sustainable Equity Portfolio Commentary (Unaudited)
The Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Class I generated a total return of -20.93% for the six-month period ended June 30, 2022 (the reporting period), trailing the -19.96% total return of its benchmark, the S&P 500® Index (the Index). (Performance for all share classes is provided in the table immediately following this letter.)
This period ended in bear market territory, as equities sold off on fears of economic slowdown and recession. Ongoing supply chain disruptions and inflationary pressures exacerbated by the Russia/Ukraine war, China's Zero COVID-19 policy and a tight labor market continued to pressure global markets.
Global central bank efforts since the March 2020 lows helped supercharge the economy through the pandemic, resulting in increased risk taking. We have now seen some froth come out of the market, and growth without regard to valuation is finally getting reigned in, which we view as healthy for markets. The U.S. Federal Reserve Board (Fed) has been hawkish in 2022, raising rates while treading the fine line between combating inflation and avoiding recession. In our view, the market and economic cycles are rational, and the current environment is creating opportunities to deliver value over the longer term.
Both U.S. consumers and corporations have healthy balance sheets. While equity valuations have contracted more than the market this period, earnings expectations have increased, even as businesses continue to work through supply chain disruptions and 40-year record high inflation.
The Fund’s best relative performance came from Health Care, where stock selection and our overweight versus the Index were benefits, followed by Consumer Discretionary.
Insurers Cigna and Progressive were top contributors. Both are relatively large portfolio holdings and both benefited from strong earnings and insulated positioning within this inflationary environment.
The Fund lagged the Index primarily due to our zero weighting to Energy stocks; the only sector with positive results during the reporting period. We also lagged within Industrials with commodity inflation and supply chain disruption alongside increased demand coming out of the pandemic's depths.
Aptiv and Zebra Technologies were our largest detractors. Aptiv, an automotive technologies supplier, declined as supply chain issues caused auto sector headwinds. A key player in EVs (electric vehicles), Aptiv generates significant free cash flow, returns most of it to shareholders, and, in our view, has an attractive longer-term risk/reward profile with significant growth potential.
Zebra, an enterprise mobile computing company, reduced guidance as supply chain disruptions within semiconductors prevented the company from meeting continued strong demand.
During this period, we sold ANSYS, Starbucks and Unilever in favor of Apple, Bank of America, Costco and Embecta.
Looking ahead, we anticipate continued market volatility near term, given inflationary and global growth worries and geopolitical concerns. In our view, the Fed's hawkish stance should cool inflation but increase the risk of an economic slowdown or recession. We believe high inflation with uncertainty could also hurt consumer/business confidence and adversely impact economic growth.
We anticipate equity returns will be driven by earnings growth rather than multiple expansion as higher interest rates and monetary tightening could potentially result in higher real rates. As such, we believe that well-run companies with strong fundamentals should have relatively stronger earnings growth and thus outperform. The volatile market environment highlights the value of our pragmatic long-term oriented active approach centered on fundamentals-based bottom-up stock selection with a core commitment to sustainability and ESG (Environmental, Social and Governance) as a lens for quality. We remain focused on fundamentals and are looking for high quality businesses with undemanding valuations.
Taking our approach and the market environment together, we believe the Fund is positioned well for the period ahead.
We look forward to continuing to serve your investment needs.
1

Sustainable Equity Portfolio Commentary (Unaudited)
Sincerely,
Daniel P. Hanson
Portfolio Manager
 Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.
The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund’s portfolio manager. The opinions are as of the date of this report and are subject to change without notice.
To read more on how we integrate sustainability issues into our investment process, please visit www.nb.com/sustainableequity.
2

Sustainable Equity Portfolio (Unaudited)

SECTOR ALLOCATION
(as a % of Total Investments*)
Communication Services	10.0%
Consumer Discretionary	7.6
Consumer Staples	5.0
Financials	10.4
Health Care	18.2
Industrials	13.0
Information Technology	29.5
Materials	1.7
Utilities	2.7
Short-Term Investments	1.9
Total	100.0%

*	Derivatives, if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS
	Inception Date	Six Month Period Ended 06/30/2022	Average Annual Total Return Ended 06/30/2022
			1 Year	5 Years	10 Years	Life of Fund
At NAV
Class I	02/18/1999	-20.93%	-13.97%	8.45%	11.31%	7.41%
Class S2	05/01/2006	-21.04%	-14.21%	8.18%	11.07%	7.28%
Index
S&P 500® Index[1,3]		-19.96%	-10.62%	11.31%	12.96%	6.94%
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.
The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC (“NBIA”) had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class’s returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.
As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2021 were 0.89% and 1.16% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios for the semi-annual period ended June 30, 2022 can be found in the Financial Highlights section of this report.
3

Endnotes (Unaudited)

1	The date used to calculate Life of Fund performance for the index is February 18, 1999, the inception date of Class I shares, the Fund's oldest share class.
2	Performance shown prior to May 1, 2006 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.
3
The S&P 500® Index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market. Please note that the index described in this report does not take into account any fees, expenses or tax consequences of investing in the individual securities that it tracks, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).
Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans. Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.
The “Neuberger Berman” name and logo and “Neuberger Berman Investment Advisers LLC” name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.
© 2022 Neuberger Berman BD LLC, distributor. All rights reserved.
4

Information About Your Fund’s Expenses (Unaudited)
As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.
This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2022 and held for the entire period. The table illustrates the Fund’s costs in two ways:
Actual Expenses and Performance:
The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund’s actual performance during the period indicated.
You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled
“Expenses Paid During the Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SUSTAINABLE EQUITY PORTFOLIO
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period	Expense
Actual	1/1/22	6/30/22	1/1/22 – 6/30/22	Ratio
Class I	$1,000.00	$790.70	$3.95(a)	0.89%
Class S	$1,000.00	$789.60	$5.06(a)	1.14%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,020.38	$4.46(b)	0.89%
Class S	$1,000.00	$1,019.14	$5.71(b)	1.14%

(a)
For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)
Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period
(assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

5

Legend June 30, 2022 (Unaudited)
Sustainable Equity Portfolio

Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
6

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)
June 30, 2022

Number of Shares		Value
Common Stocks 97.9%
Auto Components 2.0%
136,192	Aptiv PLC	$12,130,621*
Banks 3.7%
200,897	Bank of America Corp.	6,253,923
144,703	JPMorgan Chase & Co.	16,295,005
		22,548,928
Capital Markets 2.5%
161,425	Intercontinental Exchange, Inc.	15,180,407
Communications Equipment 2.1%
135,814	Arista Networks, Inc.	12,731,204*
Electrical Equipment 1.8%
540,169	Vestas Wind Systems A/S	11,408,350
Electronic Equipment, Instruments & Components 1.7%
34,918	Zebra Technologies Corp. Class A	10,264,146*
Entertainment 1.6%
725,845	Warner Bros Discovery, Inc.	9,740,840*
Food & Staples Retailing 2.2%
28,502	Costco Wholesale Corp.	13,660,439
Health Care Equipment & Supplies 5.1%
80,431	Becton, Dickinson & Co.	19,828,654
16,086	Embecta Corp.	407,298*
123,793	Medtronic PLC	11,110,422
		31,346,374
Health Care Providers & Services 7.9%
128,428	AmerisourceBergen Corp.	18,169,993
115,038	Cigna Corp.	30,314,814
		48,484,807
Hotels, Restaurants & Leisure 3.1%
934,246	Compass Group PLC	19,105,933
Household Products 2.7%
209,685	Colgate-Palmolive Co.	16,804,156
Insurance 4.3%
227,272	Progressive Corp.	26,424,915
Number of Shares		Value
Interactive Media & Services 5.2%
14,767	Alphabet, Inc. Class A	$32,181,132*
IT Services 11.9%
36,452	Accenture PLC Class A	10,120,898
257,404	Cognizant Technology Solutions Corp. Class A	17,372,196
102,656	Fiserv, Inc.	9,133,304*
217,676	GoDaddy, Inc. Class A	15,141,543*
68,506	MasterCard, Inc. Class A	21,612,273
		73,380,214
Life Sciences Tools & Services 2.7%
65,407	Danaher Corp.	16,581,983
Machinery 3.3%
142,308	Otis Worldwide Corp.	10,056,906
100,349	Stanley Black & Decker, Inc.	10,522,596
		20,579,502
Materials 1.7%
45,733	Sherwin-Williams Co.	10,240,076
Media 3.2%
507,034	Comcast Corp. Class A	19,896,014
Multi-Utilities 2.7%
1,320,933	National Grid PLC	16,915,866
Pharmaceuticals 2.5%
46,663	Roche Holding AG	15,570,627
Professional Services 2.2%
227,296	CoStar Group, Inc.	13,730,951*
Road & Rail 2.1%
448,760	CSX Corp.	13,040,966
Semiconductors & Semiconductor Equipment 4.4%
178,624	Texas Instruments, Inc.	27,445,578
Software 7.2%
26,649	Intuit, Inc.	10,271,591
132,217	Microsoft Corp.	33,957,292
		44,228,883
Specialty Retail 2.5%
88,066	Advance Auto Parts, Inc.	15,243,344
See Notes to Financial Statements
7

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited) (cont’d)
Number of Shares		Value
Technology Hardware, Storage & Peripherals 2.2%
100,294	Apple, Inc.	$13,712,196
Trading Companies & Distributors 3.4%
16,235	United Rentals, Inc.	3,943,644*
37,777	W.W. Grainger, Inc.	17,167,002
		21,110,646
Total Common Stocks (Cost $428,631,153)		603,689,098
Principal Amount
Short-Term Investments 1.8%
Certificates of Deposit 0.0%(a)
$100,000	Self Help Credit Union, 0.10%, due 7/29/2022	100,000
Principal Amount		Value
Certificates of Deposit – cont'd
$100,000	Self Help Federal Credit Union, 0.10%, due 9/4/2022	$ 100,000
		200,000
Number of Shares
Investment Companies 1.8%
11,236,579	State Street Institutional Treasury Money Market Fund Premier Class, 1.04%(b)	11,236,579
Total Short-Term Investments (Cost $11,436,579)		11,436,579
Total Investments 99.7% (Cost $440,067,732)		615,125,677
Other Assets Less Liabilities 0.3%		1,705,412
Net Assets 100.0%		$616,831,089

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of June 30, 2022.
See Notes to Financial Statements
8

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited) (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$540,688,322	87.7%
United Kingdom	36,021,799	5.8%
Switzerland	15,570,627	2.5%
Denmark	11,408,350	1.9%
Short-Term Investments and Other Assets—Net	13,141,991	2.1%
	$616,831,089	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of June 30, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$603,689,098	$—	$—	$603,689,098
Short-Term Investments	—	11,436,579	—	11,436,579
Total Investments	$603,689,098	$11,436,579	$—	$615,125,677

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^
A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements
9

Statement of Assets and Liabilities (Unaudited)
Neuberger Berman Advisers Management Trust
Sustainable Equity Portfolio
June 30, 2022
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$615,125,677
Foreign currency(b)	11
Dividends and interest receivable	1,440,828
Receivable for securities sold	7,114,120
Receivable for Fund shares sold	138,151
Prepaid expenses and other assets	10,698
Total Assets	623,829,485
Liabilities
Payable to investment manager (Note B)	275,800
Payable for securities purchased	6,257,877
Payable for Fund shares redeemed	65,568
Payable to administrator (Note B)	180,987
Payable to trustees	10,275
Other accrued expenses and payables	207,889
Total Liabilities	6,998,396
Net Assets	$616,831,089
Net Assets consist of:
Paid-in capital	$361,352,263
Total distributable earnings/(losses)	255,478,826
Net Assets	$616,831,089
Net Assets
Class I	$499,862,647
Class S	116,968,442
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	17,073,676
Class S	3,991,052
Net Asset Value, offering and redemption price per share
Class I	$29.28
Class S	29.31
* Cost of Investments:
(a) Unaffiliated issuers	$440,067,732
(b) Total cost of foreign currency	$11

See Notes to Financial Statements
10

Statement of Operations (Unaudited)
Neuberger Berman Advisers Management Trust
Sustainable Equity Portfolio
For the Six Months Ended June 30, 2022
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$4,954,716
Interest and other income—unaffiliated issuers	14,096
Foreign taxes withheld	(89,086)
Total income	$4,879,726
Expenses:
Investment management fees (Note B)	1,839,310
Administration fees (Note B):
Class I	846,931
Class S	201,102
Distribution fees (Note B):
Class S	167,585
Shareholder servicing agent fees:
Class I	6,390
Class S	2,933
Audit fees	20,229
Custodian and accounting fees	46,323
Insurance	9,800
Legal fees	73,841
Shareholder reports	20,766
Trustees' fees and expenses	21,721
Interest	150
Miscellaneous and other fees	21,892
Total expenses	3,278,973
Net investment income/(loss)	$1,600,753
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	13,881,731
Settlement of foreign currency transactions	(40,039)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(179,545,989)
Foreign currency translations	(49,503)
Net gain/(loss) on investments	(165,753,800)
Net increase/(decrease) in net assets resulting from operations	$(164,153,047)
See Notes to Financial Statements
11

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	Sustainable Equity Portfolio
	Six Months Ended	Fiscal Year Ended
	June 30, 2022 (Unaudited)	December 31, 2021
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$1,600,753	$2,573,927
Net realized gain/(loss) on investments	13,841,692	62,966,332
Change in net unrealized appreciation/(depreciation) of investments	(179,595,492)	88,592,746
Net increase/(decrease) in net assets resulting from operations	(164,153,047)	154,133,005
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(13,878,857)
Class S	—	(3,041,222)
Total distributions to shareholders	—	(16,920,079)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	12,653,128	25,860,993
Class S	3,596,069	11,184,594
Proceeds from reinvestment of dividends and distributions:
Class I	—	13,878,857
Class S	—	3,041,222
Payments for shares redeemed:
Class I	(19,839,683)	(54,841,881)
Class S	(7,852,243)	(17,845,017)
Net increase/(decrease) from Fund share transactions	(11,442,729)	(18,721,232)
Net Increase/(Decrease) in Net Assets	(175,595,776)	118,491,694
Net Assets:
Beginning of period	792,426,865	673,935,171
End of period	$616,831,089	$792,426,865
See Notes to Financial Statements
12

Notes to Financial Statements Sustainable Equity Portfolio (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the “Trust”) is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940
Act”), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio (the “Fund”) is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the “Board”) may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a “—”, reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 “Fair Value Measurement” (“ASC 820”), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to
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equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund’s daily calculated net asset value (“NAV”) per share (Level 2 inputs).
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business. The Board has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently updating and implementing policies and procedures to ensure compliance with Rule 2a-5 by the September 8, 2022 compliance date.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
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4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company (“RIC”) by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2022, the Fund did not have any unrecognized tax positions.
For federal income tax purposes, the estimated cost of investments held at June 30, 2022 was $440,611,792. The estimated gross unrealized appreciation was $199,918,254 and estimated gross unrealized depreciation was $25,404,369 resulting in net unrealized appreciation in value of investments of $174,513,885 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2021, the Fund recorded the following permanent reclassification related to a miscellaneous adjustment:
Paid-in Capital	Total Distributable Earnings/(Losses)
$(2)	$2
The tax character of distributions paid during the years ended December 31, 2021, and December 31, 2020, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$2,523,991	$3,286,053	$14,396,088	$24,329,008	$16,920,079	$27,615,061
As of December 31, 2021, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$5,184,372	$60,363,407	$354,084,094	$—	$—	$419,631,873
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The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales and tax adjustments related to other investments.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
7
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 under the 1940 Act, which became effective on January 19, 2022, or any other applicable exemptive relief. Prior to the effectiveness of Rule 12d1-4, the Fund was permitted to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of exemptive orders. These exemptive orders along with Rule 12d1-2 were rescinded upon the effectiveness of Rule 12d1-4. Rule 12d1-4 contains elements from the SEC’s prior exemptive orders permitting fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.
10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
11
Securities lending: The Fund, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption “Income from securities loaned-net” and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the
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close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included on the Statement of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended June 30, 2022, the Fund did not participate in securities lending.
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Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers (“Officers”) and trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.
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Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2022, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.53% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended June 30, 2022, there was no repayment to NBIA under these agreements.
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At June 30, 2022, contingent liabilities to NBIA under the agreements were as follows:
			Expenses Reimbursed in Year Ended December 31,
			2019	2020	2021	2022
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2022	2023	2024	2025
Class I	1.30%	12/31/25	$—	$—	$—	$—
Class S	1.17%	12/31/25	—	—	—	—

(a)	Expense limitation per annum of the respective class’s average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s “principal underwriter” within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the “Plan”) for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C — Securities Transactions:
During the six months ended June 30, 2022 there were purchase and sale transactions of long-term securities of $48,488,092 and $63,320,041, respectively.
During the six months ended June 30, 2022, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended June 30, 2022, and for the year ended December 31, 2021, was as follows:
	For the Six Months Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	386,812	—	(584,185)	(197,373)	753,297	398,131	(1,603,118)	(451,690)
Class S	107,500	—	(233,289)	(125,789)	325,880	86,992	(517,770)	(104,898)
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Note E—Line of Credit:
At June 30, 2022, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, and (c) an overnight bank funding rate plus 1.00% per annum; provided that should the Administrative Agent of the Credit Facility determine that the daily simple SOFR rate is unavailable, then the interest rate option described in (b) shall be replaced with a benchmark replacement determined to be applicable by such Administrative Agent. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2022.  During the six months ended June 30, 2022, the Fund did not utilize the Credit Facility.
Note F—Recent Accounting Pronouncement:
In June 2022, FASB issued Accounting Standards Update No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the impact of applying this update.
Note G—Other Matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.
Russia's Invasion of Ukraine: Russia’s invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
Note H—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.
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Financial Highlights
Sustainable Equity Portfolio
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A “—” indicates that the line item was not applicable in the corresponding period.
Class I
	Six Months Ended June 30,	Year Ended December 31,
	2022 (Unaudited)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$37.03	$30.69	$26.89	$22.70	$25.61	$22.57
Income From Investment Operations:
Net Investment Income/(Loss)[a]	0.08	0.14	0.13	0.17	0.14	0.12
Net Gains or Losses on Securities (both realized and unrealized)	(7.83)	7.01	4.98	5.59	(1.48)	3.99
Total From Investment Operations	(7.75)	7.15	5.11	5.76	(1.34)	4.11
Less Distributions From:
Net Investment Income	—	(0.13)	(0.17)	(0.11)	(0.13)	(0.13)
Net Realized Capital Gains	—	(0.68)	(1.14)	(1.46)	(1.44)	(0.94)
Total Distributions	—	(0.81)	(1.31)	(1.57)	(1.57)	(1.07)
Net Asset Value, End of Period	$29.28	$37.03	$30.69	$26.89	$22.70	$25.61
Total Return[b]	(20.93)%[c]	23.48%[d]	19.56%[d]	25.88%[d]	(5.73)%[d]	18.43%#,d
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$499.9	$639.6	$544.0	$491.3	$339.0	$379.6
Ratio of Gross Expenses to Average Net Assets[e]	0.89%[f]	0.89%	0.92%	0.93%	0.95%	0.94%
Ratio of Net Expenses to Average Net Assets	0.89%[f]	0.89%	0.92%	0.93%	0.95%	0.93%[g]
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.51%[f]	0.40%	0.48%	0.67%	0.53%	0.50%[g]
Portfolio Turnover Rate	7%[c]	15%	22%	21%[h]	13%	18%
See Notes to Financial Highlights
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Financial Highlights  (cont’d)

Class S
	Six Months Ended June 30,	Year Ended December 31,
	2022 (Unaudited)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$37.12	$30.78	$26.97	$22.79	$25.69	$22.66
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	0.04	0.05	0.06	0.10	0.08	0.06
Net Gains or Losses on Securities (both realized and unrealized)	(7.85)	7.03	5.00	5.61	(1.48)	3.99
Total From Investment Operations	(7.81)	7.08	5.06	5.71	(1.40)	4.05
Less Distributions From:
Net Investment Income	—	(0.06)	(0.11)	(0.07)	(0.06)	(0.08)
Net Realized Capital Gains	—	(0.68)	(1.14)	(1.46)	(1.44)	(0.94)
Total Distributions	—	(0.74)	(1.25)	(1.53)	(1.50)	(1.02)
Net Asset Value, End of Period	$29.31	$37.12	$30.78	$26.97	$22.79	$25.69
Total Return[b]	(21.04)%[c]	23.16%[d]	19.28%[d]	25.58%[d]	(5.94)%[d]	18.11%#,d
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$117.0	$152.8	$130.0	$121.5	$69.6	$85.7
Ratio of Gross Expenses to Average Net Assets[e]	1.14%[f]	1.16%	1.17%	1.18%	1.20%	1.19%
Ratio of Net Expenses to Average Net Assets	1.14%[f]	1.16%[i]	1.17%[i]	1.17%	1.17%	1.17%[g]
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.25%[f]	0.13%	0.22%	0.39%	0.31%	0.25%[g]
Portfolio Turnover Rate	7%[c]	15%	22%	21%[h]	13%	18%
See Notes to Financial Highlights
21

Notes to Financial Highlights Sustainable Equity Portfolio (Unaudited)
a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c	Not annualized.
d	The class action proceeds received in 2021, 2020, 2019, 2018 and 2017 had no impact on the Fund’s total returns for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.
e
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if the Fund had not received refunds, plus interest, from State Street noted in # below for custodian out-of-pocket expenses previously paid during the year ended December 31, 2017. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

f	Annualized.
g
The custodian expenses refund noted in # below is non-recurring and is included in these ratios. Had the Fund not received the refund, the annualized ratio of net expenses to average net assets and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets
	Year Ended December 31, 2017
Class I	0.94%	0.48%
Class S	1.17%	0.25%

h
After the close of business on April 30, 2019, the Fund acquired all of the net assets of Neuberger Berman Advisers
Management Trust Guardian Portfolio and Neuberger Berman Advisers Management Trust Large Cap Value
Portfolio in a tax-free exchange of shares pursuant to a Plan of Reorganization and Dissolution approved by the
Board. Portfolio turnover excludes purchases of $114,219,008 of securities acquired pursuant to the reorganization, and there were no sales made following a purchase-of-assets transaction relative to the reorganization.

i
After repayment of expenses previously reimbursed and/or fees previously waived by Management, as applicable.
Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Year Ended December 31,
	2021	2020
Class S	1.14%	1.17%

#
In May 2016, the Fund's custodian, State Street, announced that it had identified inconsistencies in the way in which the Fund was invoiced for categories of expenses, particularly those deemed “out-of-pocket” costs, from
1998 through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period in question. These amounts were refunded to the Fund by State Street during the year ended December 31, 2017. These amounts had no impact on the Fund’s total returns for the year ended
December 31, 2017.

22

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT is available on the SEC’s website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).
Liquidity Risk Management Program
Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund’s liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions, which for the relevant period included, among other factors, market volatility as a result of geopolitical tensions (e.g., Russia’s invasion of Ukraine) and the emergence of new COVID variants. The Program Administrator also utilizes information about the Fund’s investment strategy, the characteristics of the Fund’s shareholder base and historical redemption activity.
The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from April 1, 2021 through March 31, 2022. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.
23

Neuberger Berman
Advisers Management Trust

U.S. Equity Index PutWrite Strategy Portfolio

S Class Shares

Semi-Annual Report

June 30, 2022

S0117 08/22

U.S. Equity Index PutWrite Strategy Portfolio Commentary (Unaudited)

The Neuberger Berman Advisers Management Trust U.S. Equity Index PutWrite Strategy Portfolio Class S generated a total return of –12.64% for the six-month period ended June 30, 2022 (the reporting period), underperforming its benchmark, a blend consisting of 50% Cboe S&P 500 One-Week PutWrite Index and 50% Cboe S&P 500 PutWrite Index (collectively, the Index), which posted a total return of –9.66% for the same period.

On February 28, 2022, the Fund began comparing its performance to the Index rather than the 42.5% Cboe S&P 500 One-Week PutWrite Index/42.5% Cboe S&P 500 PutWrite Index/7.5% Cboe Russell 2000 One-Week PutWrite Index/7.5% Cboe Russell 2000 PutWrite Index, because the Index has characteristics that are more representative of the Fund's investment strategy than its previous index. From the close of February 28, 2022 (the effective date of the change) through the end of the reporting period, the Fund returned –7.53%, outperforming the Index, which returned –8.05%. For the entire reporting period, the Fund returned –12.64%, underperforming the prior index, which returned –9.85% for the same period.

Every financial market's regime change is different, but each tends to be characterized by a few simple catalysts that manifest through markets in less predictable ways. This time around it's unanticipated (anticipated) inflation and the U.S. Federal Reserve Board's (Fed) aggressive rate policy and, in our opinion, there isn't much left to debate. Both the U.S. equity and bond markets, as measured by the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index, respectively, just had their worst combined six-month period since the inception of the Bloomberg U.S. Aggregate Bond Index in 1976. Ironically, one simplifying explanation for the steep sell off is that investors decided to heed the modern market wisdom of "don't fight the Fed". If everyone knows that asset prices decline when the Fed raises rates, well, then investors need to sell their assets. But who buys them? Voilà, a good old-fashioned liquidity event that smooshes almost all risk assets except commodities. With this theory in mind, we believe that U.S. recession concerns are likely overdone, and that the labor market's relative strength is a more relevant indicator than gross domestic product measures which are currently in flux due to an unprecedented global pandemic and the related inventory effects.

Year-to-date, the S&P 500 Index collapsed –19.96% while the Cboe S&P 500 PutWrite ("PUT") fell –7.28%. Over the same period, the Cboe S&P 500 One-Week PutWrite's ("WPUT") weekly rolling strategy notably underperformed the monthly rolling of the PUT by –481 basis points, returning –12.09%. Over the reporting period, the Fund's S&P 500 PutWrite segment detracted from the overall Fund as it lagged both the PUT and WPUT. During the reporting period, the Fund's collateral segment also struggled and finished behind the ICE BofA 0-3 Month U.S. Treasury Bill Index return of 0.16%.

During the first quarter of 2022, the Fund adjusted its average option notional exposure from the strategic target of 85% S&P 500 Index and 15% Russell 2000® Index to 100% S&P 500 Index. We believe the U.S. small cap public equity universe is evolving into a less productive investment opportunity for several reasons, including:

•  Private equity capital has grown to material levels over the last two decades.

•  With increased demand to find investments, many private investors are holding investments until they reach larger market capitalizations than they have in the past.

•  New investment vehicles such as Special Acquisition Corporations (SPACs) acquire or merge with smaller companies which result in the companies dropping out of small cap indices.

•  Some small cap indices are relatively concentrated in a few names.

•  Retail investors can now influence smaller company prices and create 'meme' stocks that may have an outsized effect on small cap index performance.

We believe the challenges facing public U.S. small cap equities have contributed to the erosion in the risk efficiency of a Russell 2000 Index put writing strategy relative to a S&P 500 Index put writing strategy. Hence, we have removed the Russell 2000 equity exposure from our Fund. We believe this adjustment has the potential to result in a reduction in strategy volatility levels and an overall increased level of risk efficiency.

1

Some investors continue to expect equity index implied volatility to spike to levels typically seen during crisis events. We note a few things. First, and most importantly, implied volatility levels are high and have been creeping higher. Second, we take the increase in implied volatility levels to suggest that option/volatility markets are not pricing in a high probability of a deep U.S. economic recession, yet. Third, short lived market volatility episodes are not as constructive for option strategy returns as multi-year runs of above average levels. The Cboe Volatility Index (VIX) at 60 may be great for CNBC viewership and long-volatility strategy marketing efforts but crisis levels of VIX usually suggest something is breaking or is about to break. VIX between 20 and 40 is 'nice, very nice'. We believe signs still point to a multi-year run of above average implied volatility levels. Many option investors couldn't wait for the regime change and deployed direct or indirect leverage to amplify option premium collection. The risks of leverage are well documented and can often lead to bad outcomes. We believe our approach to putwriting, using a collateralized approach, positions us well to navigate the higher volatility we anticipate over the long-term.

Sincerely,

DEREK DEVENS
PORTFOLIO MANAGER

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio manager. The opinions are as of the date of this report and are subject to change without notice.

2

U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
Rights	0.0%
U.S. Government Agency Securities	75.2
U.S. Treasury Obligations	21.8
Put Options Written	(2.0)
Short-Term Investments	4.2
Other Assets Less Liabilities	0.8
Total	100.0%

PERFORMANCE HIGHLIGHTS1

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2022
	Date	06/30/2022	1 Year	5 Years	Life of Fund
Class S*	05/01/2014	–12.64%	–7.63%	4.57%	2.32%
50% Cboe S&P 500 One-Week PutWrite Index/50% Cboe S&P 500 PutWrite Index^,2,3		–9.66%	–3.42%	2.24%	3.57%
42.5% Cboe S&P 500 One-Week PutWrite Index/42.5% Cboe S&P 500 PutWrite Index/7.5% Cboe Russell 2000 One-Week PutWrite Index/7.5% Cboe Russell 2000 PutWrite Index[2,3]		–9.85%	–4.79%	1.25%	2.93%
S&P 500® Index[2,3]		–19.96%	–10.62%	11.31%	11.02%

*  Prior to May 1, 2017, the Fund had different investment goals, fees and expenses, principal investment strategies and portfolio managers. Please also see Endnote 1.

^  On February 28, 2022, the Fund began comparing its performance to the 50% Cboe S&P 500 One-Week PutWrite Index/50% Cboe S&P 500 PutWrite Index rather than the 42.5% Cboe S&P 500 One-Week PutWrite Index/42.5% Cboe S&P 500 PutWrite Index/7.5% Cboe Russell 2000 One-Week PutWrite Index/7.5% Cboe Russell 2000 PutWrite Index because the 50% Cboe S&P 500 One-Week PutWrite Index/50% Cboe S&P 500 PutWrite Index has characteristics that are more representative of the Fund's investment strategy than its previous index.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratio for fiscal year 2021 was 1.53% for Class S shares (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.06% for Class S shares after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended June 30, 2022 can be found in the Financial Highlights section of this report.

3

Endnotes (Unaudited)

1  The Fund was relatively small prior to December 31, 2014, which could have impacted Fund performance. The same techniques used to produce returns in a small fund may not work to produce similar returns in a larger fund. Effective May 1, 2017, Absolute Return Multi-Manager Portfolio changed its name to the U.S. Equity Index PutWrite Strategy Portfolio and changed its investment goal, fees and expenses, principal investment strategies, risks and portfolio manager(s). Prior to that date, the Fund had a higher management fee, different expenses, a different goal and principal investment strategies, which included a multi-manager strategy, and different risks. Its performance prior to that date might have been different if the current fees and expenses, goal, and principal investment strategies had been in effect.

2  The date used to calculate Life of Fund performance for the index is May 1, 2014, the Fund's commencement of operations.

3  The 50% Cboe S&P 500 One-Week PutWrite Index/50% Cboe S&P 500 PutWrite Index is a blended index composed of 50% Cboe S&P 500 One-Week PutWrite Index/50% Cboe S&P 500 PutWrite Index, and is rebalanced monthly. The 42.5% Cboe S&P 500 One-Week PutWrite Index/42.5% Cboe S&P 500 PutWrite Index/7.5% Cboe Russell 2000 One-Week PutWrite Index/7.5% Cboe Russell 2000 PutWrite Index is a blended index composed of 42.5% Cboe S&P 500 One-Week PutWrite Index/42.5% Cboe S&P 500 PutWrite Index/7.5% Cboe Russell 2000 One-Week PutWrite Index/7.5% Cboe Russell 2000 PutWrite Index, and is rebalanced monthly. The Cboe S&P 500® One-Week PutWrite Index is designed to track the performance of a hypothetical strategy that sells an at-the-money (ATM) S&P 500 Index (SPX) put option on a weekly basis. The maturity of the written SPX put option is one week to expiry. The written SPX put option is collateralized by a money market account invested in one month Treasury bills. The index rolls on a weekly basis, typically every Friday. The Cboe S&P 500 PutWrite Index (PUT) is designed to represent a proposed hypothetical short put strategy. PUT is an award-winning benchmark index that measures the performance of a hypothetical portfolio that sells SPX put options against collateralized cash reserves held in a money market account. The PUT strategy is designed to sell a sequence of one-month, ATM SPX puts and invest cash at one- and three-month Treasury Bill rates. The Cboe Russell 2000® One-Week PutWrite Index is designed to track the performance of a hypothetical strategy that sells an ATM Russell 2000 Index put option on a weekly basis. The maturity of the written Russell 2000 put option is one week to expiry. The written Russell 2000 put option is collateralized by a money market account invested in one-month Treasury bills. The index rolls on a weekly basis, typically every Friday. The Cboe Russell 2000 PutWrite Index is designed to represent a proposed hypothetical short put strategy that sells a monthly ATM Russell 2000 Index put option. The written Russell 2000 put option is collateralized by a money market account invested in one-month Treasury bills. The S&P 500 Index is a float-adjusted market capitalization weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portfolio of the total value of the market. Please note that individuals cannot invest directly in any index. The indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans. Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a

4

Endnotes (Unaudited) (cont'd)

representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2022 Neuberger Berman BD LLC, distributor. All rights reserved.

5

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2022 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, Compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO

Actual	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During the Period 1/1/2022 – 6/30/2022
Class S	$1,000.00	$873.60	$4.88	(a)
Hypothetical (5% annual return before expenses)
Class S	$1,000.00	$1,019.59	$5.26	(b)

(a)  Expenses are equal to the annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratio of 1.05%, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

6

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) June 30, 2022

PRINCIPAL AMOUNT		VALUE
U.S. Government Agency Securities 75.2%
	Federal Agricultural Mortgage Corp.,
$2,800,000	1.59%, 1/10/2024(a)	$2,742,862
1,200,000	2.62%, 2/26/2024(a)	1,193,024
	FFCB,
1,000,000	(SOFR + 0.05%),	1,000,202
	1.56%, 2/17/2023(b)
1,000,000	0.13%, 5/10/2023(c)	976,952
	FHLB,
4,500,000	3.25%, 6/9/2023	4,512,802
	FHLMC,
2,500,000	0.13%, 7/25/2022	2,497,785
6,000,000	0.25%, 11/6/2023(a)	5,787,891
	FNMA,
8,000,000	2.88%, 9/12/2023	7,999,273
	Total U.S. Government Agency Securities (Cost $27,231,519)	26,710,791
U.S. Treasury Obligations 21.8%
	U.S. Treasury Notes,
3,100,000	1.50%, 9/15/2022(a)	3,098,926
2,500,000	1.63%, 12/15/2022(a)	2,491,113
2,200,000	0.50%, 3/15/2023(a)	2,165,797
	Total U.S. Treasury Obligations (Cost $7,829,599)	7,755,836
NO. OF RIGHTS		VALUE
Rights 0.0%
Biotechnology 0.0%
225	Tobira Therapeutics, Inc., CVR*(d)(e) (Cost $3,092)	$—
SHARES
Short-Term Investments 4.2%
Investment Companies 4.2%
1,491,740	Invesco Government & Agency Portfolio, Institutional Class, 1.38%(c)(f)	1,491,740
1,843	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.97%(c)(f)	1,843
	Total Investment Companies (Cost $1,493,583)	1,493,583
Total Investments 101.2% (Cost $36,557,793)		35,960,210
Liabilities Less Other Assets (1.2%)(g)		(413,457)
Net Assets 100.0%		$35,546,753

*  Non-income producing security.

(a)  All or a portion of this security is pledged with the custodian for options written.

(b)  Variable or floating rate security. The interest rate shown was the current rate as of June 30, 2022, and changes periodically.

(c)  All or a portion of this security is segregated in connection with obligations for options written with a total value of $2,080,399.

(d)  Security fair valued as of June 30, 2022, in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2022, amounted to $0, which represents 0.0% of net assets of the Fund.

(e)  Value determined using significant unobservable inputs.

(f)  Represents 7-day effective yield as of June 30, 2022.

(g)  Includes the impact of the Fund's open positions in derivatives at June 30, 2022.

See Notes to Financial Statements

7

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont'd)

Abbreviations

CVR  Contingent Value Rights

FFCB  Federal Farm Credit Bank

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corp.

FNMA  Federal National Mortgage Association

SOFR  Secured Overnight Financing Rate

Derivative Instruments

Written option contracts ("options written")

At June 30, 2022, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
S&P 500 Index	6	$(2,271,228)	$3,755	7/1/2022	$(12,150)
S&P 500 Index	3	(1,135,614)	3,770	7/1/2022	(2,625)
S&P 500 Index	11	(4,163,918)	3,790	7/1/2022	(26,400)
S&P 500 Index	2	(757,076)	3,870	7/1/2022	(17,200)
S&P 500 Index	2	(757,076)	3,670	7/8/2022	(3,640)
S&P 500 Index	1	(378,538)	3,685	7/8/2022	(2,100)
S&P 500 Index	5	(1,892,690)	3,755	7/8/2022	(20,500)
S&P 500 Index	1	(378,538)	3,765	7/8/2022	(4,600)
S&P 500 Index	2	(757,076)	3,770	7/8/2022	(9,400)
S&P 500 Index	13	(4,920,994)	3,910	7/8/2022	(176,800)
S&P 500 Index	12	(4,542,456)	3,675	7/15/2022	(46,200)
S&P 500 Index	10	(3,785,380)	3,685	7/15/2022	(41,050)
S&P 500 Index	1	(378,538)	3,760	7/15/2022	(6,530)
S&P 500 Index	1	(378,538)	3,770	7/15/2022	(6,925)
S&P 500 Index	1	(378,538)	3,790	7/15/2022	(7,775)
S&P 500 Index	1	(378,538)	3,770	7/22/2022	(8,655)
S&P 500 Index	2	(757,076)	3,775	7/22/2022	(17,860)
S&P 500 Index	20	(7,570,760)	3,890	7/22/2022	(300,000)
S&P 500 Index	1	(378,538)	3,900	7/29/2022	(17,100)
Total options written (premium received $1,049,894)					$(727,510)

For the six months ended June 30, 2022, the average market value for the months where the Fund had options written outstanding was $(769,237). At June 30, 2022, the Fund had securities pledged in the amount of $17,479,613 to cover collateral requirements for options written.

See Notes to Financial Statements

8

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3*	Total
Investments:
U.S. Government Agency Securities	$—	$26,710,791	$—	$26,710,791
U.S. Treasury Obligations	—	7,755,836	—	7,755,836
Rights(a)	—	—	—	—
Short-Term Investments	—	1,493,583	—	1,493,583
Total Long Positions	$—	$35,960,210	$—	$35,960,210

(a)  The Schedule of Investments provides information on the industry or sector categorization.

*  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Rights(a)
Assets:
Investments in Securities:
Beginning Balance as of January 1, 2022	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/(premiums)	—
Realized gain/(loss)	(3,809)
Change in unrealized appreciation/(depreciation)	4,080
Purchases	—
Sales	(271)
Balance as of June 30, 2022	$—
Net change in unrealized appreciation/(depreciation) on investments still held as of June 30, 2022	$—

(a)  As of the six months ended June 30, 2022, these investments were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund's derivatives as of June 30, 2022:

Other Financial Instruments

	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(727,510)	$—	$—	$(727,510)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

9

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
June 30, 2022
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$35,960,210
Cash	231,095
Dividends and interest receivable	134,995
Receivable for Fund shares sold	47,284
Prepaid expenses and other assets	286
Total Assets	36,373,870
Liabilities
Options contracts written, at value(b) (Note A)	727,510
Payable to administrator—net (Note B)	2,437
Payable to investment manager (Note B)	13,344
Payable for Fund shares redeemed	8,280
Payable to trustees	14,626
Payable for audit fees	21,313
Payable for custodian fees	22,073
Other accrued expenses and payables	17,534
Total Liabilities	827,117
Net Assets	$35,546,753
Net Assets consist of:
Paid-in capital	$34,166,501
Total distributable earnings/(losses)	1,380,252
Net Assets	$35,546,753
Shares Outstanding ($.001 par value; unlimited shares authorized)	3,572,609
Net Asset Value, offering and redemption price per share
Class S	$9.95
*Cost of Investments:
(a) Unaffiliated issuers	$36,557,793
(b) Premium received from option contracts written	$1,049,894

See Notes to Financial Statements

10

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
For the Six Months Ended June 30, 2022
Investment Income:
Income (Note A):
Interest income—unaffiliated issuers	$95,041
Total income	$95,041
Expenses:
Investment management fees (Note B)	84,993
Administration fees (Note B)	56,662
Distribution fees (Note B)	47,218
Shareholder servicing agent fees	1,626
Audit fees	21,313
Custodian and accounting fees	37,697
Insurance	509
Legal fees	3,544
Shareholder reports	5,950
Trustees' fees and expenses	21,858
Total expenses	281,370
Expenses reimbursed by Management (Note B)	(83,199)
Total net expenses	198,171
Net investment income/(loss)	$(103,130)
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(3,753)
Settlement of foreign currency transactions	(8)
Expiration or closing of option contracts written	(4,404,300)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(554,308)
Foreign currency translations	(63)
Option contracts written	(105,437)
Net gain/(loss) on investments	(5,067,869)
Net increase/(decrease) in net assets resulting from operations	$(5,170,999)

See Notes to Financial Statements

11

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
	Six Months Ended June 30, 2022 (Unaudited)	Fiscal Year Ended December 31, 2021
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(103,130)	$(205,768)
Net realized gain/(loss) on investments	(4,408,061)	6,690,022
Change in net unrealized appreciation/(depreciation) of investments	(659,808)	(110,223)
Net increase/(decrease) in net assets resulting from operations	(5,170,999)	6,374,031
Distributions to Shareholders From (Note A):
Distributable earnings	—	(2,529,384)
Total distributions to shareholders	—	(2,529,384)
From Fund Share Transactions (Note D):
Proceeds from shares sold	3,209,035	6,125,738
Proceeds from reinvestment of dividends and distributions	—	2,529,383
Payments for shares redeemed	(3,813,360)	(7,222,835)
Net increase/(decrease) from Fund share transactions	(604,325)	1,432,286
Net Increase/(Decrease) in Net Assets	(5,775,324)	5,276,933
Net Assets:
Beginning of period	41,322,077	36,045,144
End of period	$35,546,753	$41,322,077

See Notes to Financial Statements

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Notes to Financial Statements U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust U.S. Equity Index PutWrite Strategy Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers only Class S shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—unadjusted quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities, exchange traded options written and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the

13

NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and other market information which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities and reference data, such as market research publications, when available ("Other Market Information").

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently updating and implementing policies and procedures to ensure compliance with Rule 2a-5 by the September 8, 2022 compliance date.

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3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2022, the Fund did not have any unrecognized tax positions.

For federal income tax purposes, the estimated cost of investments held at June 30, 2022, was $35,507,899. The estimated gross unrealized appreciation was $19,755 and estimated gross unrealized depreciation was $722,775 resulting in net unrealized depreciation in value of investments of $703,020 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV, or NAV per share of the Fund. For the year ended December 31, 2021, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.

The tax character of distributions paid during the years ended December 31, 2021, and December 31, 2020, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2021	2020	2021	2020	2021	2020
$1,087,058	$1,201,796	$1,442,326	$1,354,523	$2,529,384	$2,556,319

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As of December 31, 2021, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$2,516,110	$4,081,877	$(43,245)	$—	$(3,491)	$6,551,251

The temporary differences between book basis and tax basis distributable earnings are primarily due to mark-to market adjustments on options contracts and unamortized organization expenses.

6  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

7  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.

9  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 under the 1940 Act, which became effective on January 19, 2022, or any other applicable exemptive relief. Prior to the effectiveness of Rule 12d1-4, a Fund was permitted to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of exemptive orders. These exemptive orders along with Rule 12d1-2 were rescinded upon the effectiveness of Rule 12d1-4. Rule 12d1-4 contains elements from the SEC's prior exemptive orders permitting fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

10  Derivative instruments: The Fund's use of derivatives during the six months ended June 30, 2022, is described below. Please see the Schedule of Investments for the Fund's open positions in derivatives at June 30, 2022. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

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In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the Fund will use derivatives, may adversely affect the Fund's performance and may increase costs related to the Fund's use of derivatives.

Options: The Fund's principal investment strategy is an options-based strategy. During the six months ended June 30, 2022, the Fund used options written to manage or adjust the risk profile of the Fund or the risk of individual index exposures and to gain exposure more efficiently than through a direct purchase of the underlying security or to gain exposure to securities, markets, sectors or geographical areas. Options written were also used to generate incremental returns.

Premiums paid by the Fund upon purchasing a call or put option are recorded in the asset section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the asset is eliminated. For purchased call options, the Fund's loss is limited to the amount of the option premium paid.

Premiums received by the Fund upon writing a call option or a put option are recorded in the liability section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the liability is eliminated.

When the Fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.

The Fund (as the seller of a put option) receives premiums from the purchaser of the option in exchange for providing the purchaser with the right to sell the underlying instrument to the Fund at a specific price (i.e., the exercise price or strike price). If the market price of the instrument underlying the option exceeds the strike price, it is anticipated that the option would go unexercised and the Fund would earn the full premium upon the option's expiration or a portion of the premium upon the option's early termination. If the market price of the instrument underlying the option drops below the strike price, it is anticipated that the option would be exercised and the Fund would pay the option buyer the difference between the market value of the underlying instrument and the strike price.

17

At June 30, 2022, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Liability Derivatives

Derivative Type	Statement of Assets and Liabilities Location	Equity Risk
Options written	Option contracts written, at value	$(727,510)

The impact of the use of derivative instruments on the Statement of Operations during the six months ended June 30, 2022, was as follows:

Realized Gain/(Loss)

Derivative Type	Statement of Operations Location	Equity Risk
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	$(4,404,300)

Change in Appreciation/(Depreciation)

Derivative Type	Statement of Operations Location	Equity Risk
Options written	Change in net unrealized appreciation/(depreciation) in value of: Option contracts written	$(105,437)

While the Fund may receive rights and warrants in connection with its investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.

11  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at the annual rate of 0.45% of the Fund's average daily net assets.

The Fund retains NBIA as its administrator under an Administration Agreement. The Fund pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, NBIA retains JPMorgan Chase Bank, NA ("JPM") as its sub-administrator under a Sub-Administration Agreement. NBIA pays JPM a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse the Fund so that the total annual operating expenses do not exceed the expense limitation as detailed in the following table. This undertaking excludes interest, taxes, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, and extraordinary expenses, if any (commitment fees relating to borrowings are treated as interest for purposes of

18

this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that it will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended June 30, 2022, there was no repayment to NBIA under this agreement.

At June 30, 2022, the Fund's contingent liabilities to NBIA under the agreement were as follows:

			Expenses Reimbursed in Year Ending, December 31,
			2019	2020	2021	2022
			Subject to Repayment Until December 31,
	Contractual Expense Limitation(1)	Expiration	2022	2023	2024	2025
Class S	1.05%	12/31/25	$192,742	$183,237	$184,142	$83,199

(1)  Expense limitation per annum of the Fund's average daily net assets.

Neuberger Berman BD LLC (the "Distributor") is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class S shares. The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S's average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

Note C—Securities Transactions:

During the six months ended June 30, 2022, there were purchase and sale transactions of long-term securities (excluding written option contracts) as follows:

Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations
$16,173,424	$137	$4,501,992	$271

During the six months ended June 30, 2022, no brokerage commissions on securities transactions were paid to affiliated brokers.

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Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2022 and for the year ended December 31, 2021 was as follows:

	For the Six Months Ended June 30, 2022				For the Year Ended December 31, 2021
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class S	298,905	—	(354,263)	(55,358)	545,032	228,078	(640,606)	132,504

Other: At June 30, 2022, affiliated persons, as defined in the 1940 Act, owned 0.08% of the Fund's outstanding shares.

Note E—Line of Credit:

At June 30, 2022, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, and (c) an overnight bank funding rate plus 1.00% per annum; provided that should the Administrative Agent of the Credit Facility determine that the daily simple SOFR rate is unavailable, then the interest rate option described in (b) shall be replaced with a benchmark replacement determined to be applicable by such Administrative Agent. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2022. During the period ended June 30, 2022, the Fund did not utilize the Credit Facility.

Note F—Recent Accounting Pronouncement:

In January 2021, the FASB issued Accounting Standards Update No. 2021-01 ("ASU 2021-01"), "Reference Rate Reform (Topic 848)". ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.

In June 2022, FASB issued Accounting Standards Update No. 2022-03, "Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions" ("ASU 2022-03"). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions,

20

where it eliminates the ability to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the impact of applying this update.

Note G—Other Matters:

Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.

Russia's invasion of Ukraine: Russia's invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Note H—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

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Financial Highlights

U.S. Equity Index PutWrite Strategy Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$11.39		$10.31	$10.30	$8.95	$9.90	$9.28
Income From Investment Operations:
Net Investment Income/(Loss)‡	(0.03)		(0.06)	0.04	0.09	0.04	(0.02)
Net Gains or Losses on Securities (both realized and unrealized)	(1.41)		1.89	0.77	1.28	(0.70)	0.64
Total From Investment Operations	(1.44)		1.83	0.81	1.37	(0.66)	0.62
Less Distributions From:
Net Investment Income	—		(0.03)	(0.09)	(0.02)	—	—
Net Realized Capital Gains	—		(0.72)	(0.71)	—	(0.29)	—
Total Distributions	—		(0.75)	(0.80)	(0.02)	(0.29)	—
Net Asset Value, End of Period	$9.95		$11.39	$10.31	$10.30	$8.95	$9.90
Total Return††	(12.64	)%*	17.94%	8.26%	15.26%	(6.78)%	6.68%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$35.5		$41.3	$36.0	$34.6	$12.0	$12.2
Ratio of Gross Expenses to Average Net Assets#	1.49	%**	1.52%	1.61%	1.72%	2.59%	3.68%
Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#	—	%**	—%	—%	—%	—%	3.50%
Ratio of Net Expenses to Average Net Assets	1.05	%**	1.05%	1.05%	1.05%	1.05%	1.72%
Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)	—	%**	—%	—%	—%	—%	1.54%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.55	)%**	(0.53)%	0.36%	0.97%	0.46%	(0.24)%
Portfolio Turnover Rate (including securities sold short)	—	%*	—%	—%	—%	—%	368%
Portfolio Turnover Rate (excluding securities sold short)	17	%*	44%	48%	26%	23%	342%

See Notes to Financial Highlights

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Notes to Financial Highlights U.S. Equity Index PutWrite Strategy Portfolio

††  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

‡  Calculated based on the average number of shares outstanding during each fiscal period.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.

*  Not annualized.

**  Annualized.

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Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust's Form N-PORT is available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the "Liquidity Rule"), as amended, the Fund has established a liquidity risk management program (the "Program"). The Program seeks to assess and manage the Fund's liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund. The Board has approved the designation of NBIA Funds' Liquidity Committee, comprised of NBIA employees, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and utilizes NBIA personnel to assess and review, on an ongoing basis, the Fund's liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Fund's liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund's investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Program Administrator's assessment of the investments' liquidity under current market conditions, which for the relevant period included, among other factors, market volatility as a result of geopolitical tensions (e.g., Russia's invasion of Ukraine) and the emergence of new COVID variants. The Program Administrator also utilizes information about the Fund's investment strategy, the characteristics of the Fund's shareholder base and historical redemption activity.

The Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from April 1, 2021 through March 31, 2022. During the period covered by this report, the Program Administrator reported that the Program effectively assisted the Program Administrator in monitoring whether the Fund maintained a level of liquidity appropriate for its shareholder base and historical redemption activity.

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(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.
The Board of Trustees (“Board”) of Neuberger Berman Advisers Management Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed June 30, 2020). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports on Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports on Form N-CSR.
Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.
The complete schedule of investments for each series is disclosed in the Registrant's applicable semi-annual reports, which are included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.
There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most fiscal half-year period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 13.  Exhibits.

(a)	(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed June 30, 2020).

(a)	(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)	(3)	Not applicable to the Registrant.

(a)	(4)	Not applicable to the Registrant.

(b)		The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 23, 2022

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: August 23, 2022